UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.8%)[1]
Consumer Discretionary (16.7%)
* priceline.com Inc.	170,120	82,660
NIKE Inc. Class B	667,600	64,210
* Apollo Group Inc. Class A	1,153,200	55,907
Harley-Davidson Inc.	1,021,150	37,548
Johnson Controls Inc.	1,154,360	36,339
Lowe's Cos. Inc.	1,494,900	35,892
Starbucks Corp.	787,700	34,249
Staples Inc.	2,351,400	33,884
News Corp. Class A	1,476,790	25,755
* Ctrip.com International Ltd. ADR	813,200	22,119
Coach Inc.	324,270	20,296
Marriott International Inc. Class A	620,136	18,989
* Amazon.com Inc.	89,900	17,287
Walt Disney Co.	463,870	16,630
* Fossil Inc.	160,100	14,343
Abercrombie & Fitch Co.	292,650	14,021
* Las Vegas Sands Corp.	288,570	13,479
* Sirius XM Radio Inc.	6,029,860	10,854
* Discovery Communications Inc. Class A	242,200	10,168
* MGM Resorts International	806,060	8,294
Ralph Lauren Corp. Class A	34,770	4,932
* Lululemon Athletica Inc.	18,560	922
		578,778
Consumer Staples (3.3%)
* Green Mountain Coffee Roasters Inc.	735,572	38,566
Walgreen Co.	841,312	28,369
Mead Johnson Nutrition Co.	275,400	20,754
Colgate-Palmolive Co.	154,800	14,164
Whole Foods Market Inc.	183,900	12,524
		114,377
Energy (9.0%)
EOG Resources Inc.	941,430	97,664
Schlumberger Ltd.	730,200	55,006
National Oilwell Varco Inc.	522,120	37,436
El Paso Corp.	1,261,500	31,550
Anadarko Petroleum Corp.	284,400	23,113
Occidental Petroleum Corp.	223,300	22,085
Ensco plc ADR	335,080	17,414
Consol Energy Inc.	351,040	14,617
Suncor Energy Inc.	402,000	12,068
		310,953
Exchange-Traded Fund (0.0%)
2 Vanguard Growth ETF	3,100	193

Financials (5.4%)
CME Group Inc.	227,610	56,739

* IntercontinentalExchange Inc.	427,100	51,987
American Express Co.	569,860	27,376
BlackRock Inc.	134,830	23,196
Ameriprise Financial Inc.	376,000	17,262
* Affiliated Managers Group Inc.	126,600	11,972
		188,532
Health Care (8.6%)
Allergan Inc.	937,635	78,499
Novo Nordisk A/S ADR	371,700	42,207
* Agilent Technologies Inc.	960,560	36,021
Perrigo Co.	295,500	28,929
Covidien plc	482,200	21,964
Cardinal Health Inc.	459,800	19,523
* Gilead Sciences Inc.	415,800	16,570
* DaVita Inc.	215,100	16,386
UnitedHealth Group Inc.	279,920	13,652
* Edwards Lifesciences Corp.	201,270	13,290
* Hologic Inc.	687,100	12,100
		299,141
Industrials (8.6%)
Caterpillar Inc.	371,070	36,320
Expeditors International of Washington Inc.	773,000	33,633
Cummins Inc.	237,340	22,863
Precision Castparts Corp.	113,430	18,688
Joy Global Inc.	202,310	18,467
WW Grainger Inc.	85,400	15,961
Goodrich Corp.	127,600	15,569
United Parcel Service Inc. Class B	211,600	15,182
AMETEK Inc.	339,690	14,552
Boeing Co.	202,090	13,882
Eaton Corp.	308,400	13,850
Rockwell Automation Inc.	182,900	13,723
* Jacobs Engineering Group Inc.	289,500	12,026
Illinois Tool Works Inc.	263,030	11,952
* Stericycle Inc.	143,200	11,602
JB Hunt Transport Services Inc.	249,800	11,421
Donaldson Co. Inc.	106,300	7,266
PACCAR Inc.	157,260	6,380
CH Robinson Worldwide Inc.	81,900	5,611
		298,948
Information Technology (39.0%)
* Apple Inc.	608,385	232,525
Qualcomm Inc.	2,411,235	132,136
* Google Inc. Class A	176,175	105,597
Mastercard Inc. Class A	206,800	77,457
Visa Inc. Class A	774,400	75,094
VeriSign Inc.	2,062,150	69,247
* eBay Inc.	2,229,280	65,964
Intuit Inc.	1,054,600	56,147
* Citrix Systems Inc.	707,520	50,510
Altera Corp.	1,316,670	49,599
Oracle Corp.	1,463,900	45,893
* Adobe Systems Inc.	1,337,000	36,661
* Teradata Corp.	639,000	34,653
* EMC Corp.	1,497,600	34,460
* Juniper Networks Inc.	1,315,750	29,881

	Broadcom Corp. Class A			894,570	27,146
	Accenture plc Class A			387,500	22,448
*	Polycom Inc.			1,255,825	21,223
*	NetApp Inc.			544,245	20,045
	Analog Devices Inc.			564,770	19,688
*	Alliance Data Systems Corp.			190,580	19,517
	TE Connectivity Ltd.			514,600	16,318
*	F5 Networks Inc.			143,055	16,169
*	Cognizant Technology Solutions Corp. Class A			217,800	14,669
*	Acme Packet Inc.			370,910	12,399
*	BMC Software Inc.			342,041	12,197
*	Trimble Navigation Ltd.			266,300	11,472
*	TIBCO Software Inc.			368,070	10,085
*	Skyworks Solutions Inc.			486,110	7,928
*	VMware Inc. Class A			79,640	7,700
	Texas Instruments Inc.			224,410	6,755
*	Rovi Corp.			240,960	6,687
*	Salesforce.com Inc.			51,110	6,052
					1,354,322
Materials (3.6%)
	Syngenta AG ADR			863,400	50,872
	Monsanto Co.			313,970	23,061
	Praxair Inc.			199,040	20,302
	Mosaic Co.			159,010	8,389
	Freeport-McMoRan Copper & Gold Inc.			204,090	8,082
	Rio Tinto plc ADR			132,740	7,045
	Walter Energy Inc.			97,120	6,963
					124,714
Telecommunication Services (1.6%)
*	Crown Castle International Corp.			1,318,600	55,803

Total Common Stocks (Cost $3,012,783)					3,325,761
		Coupon
Temporary Cash Investments (4.4%)[1]
Money Market Fund (3.3%)
3	Vanguard Market Liquidity Fund	0.135%		115,064,668	115,065

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.8%)
	Bank of America Securities, LLC
	(Dated 11/30/11, Repurchase Value
	$28,800,000, collateralized by Federal
	National Mortgage Assn. 4.000%, 11/1/40-
	11/1/41)	0.130%	12/1/11	28,800	28,800

U.S. Government and Agency Obligations (0.3%)
4	Federal Home Loan Bank Discount Notes	0.060%	12/2/11	200	200
[5,6] Freddie Mac Discount Notes		0.050%	12/15/11	350	350
[5,6] Freddie Mac Discount Notes		0.040%	2/17/12	10,000	9,996
					10,546
Total Temporary Cash Investments (Cost $154,414)					154,411

Total Investments (100.2%) (Cost $3,167,197)	3,480,172
Other Assets and Liabilities-Net (-0.2%)	(8,329)
Net Assets (100%)	3,471,843

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 1.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
6 Securities with a value of $8,297,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	740	46,102	324
S&P 500 Index	December 2011	105	32,707	2,332
E-mini S&P MidCap 400 Index	December 2011	247	21,813	1,398

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

U.S. Growth Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,325,761	—	—
Temporary Cash Investments	115,065	39,346	—
Futures Contracts—Assets[1]	4,111	—	—
Total	3,444,937	39,346	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2011, the cost of investment securities for tax purposes was $3,167,197,000. Net unrealized appreciation of investment securities for tax purposes was $312,975,000, consisting of unrealized gains of $488,407,000 on securities that had risen in value since their purchase and $175,432,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
Australia (4.1%)
^ Fortescue Metals Group Ltd.	29,815,835	148,531
Brambles Ltd.	14,934,900	111,713
Woodside Petroleum Ltd.	2,777,000	96,801
Newcrest Mining Ltd.	2,632,000	96,019
Woolworths Ltd.	2,971,200	76,488
Atlas Iron Ltd.	22,766,000	71,756
* James Hardie Industries SE	6,196,069	44,514
Sims Metal Management Ltd.	1,026,080	13,918
		659,740
Austria (0.1%)
Wienerberger AG	2,035,000	21,600

Belgium (0.8%)
Anheuser-Busch InBev NV	2,268,000	135,620

Brazil (6.3%)
Petroleo Brasileiro SA ADR Type A	6,669,700	167,209
Vale SA Class B ADR	6,764,400	147,937
Petroleo Brasileiro SA ADR	4,368,000	117,892
Itau Unibanco Holding SA ADR	6,596,075	117,410
BM&FBovespa SA	20,386,500	111,383
* OGX Petroleo e Gas Participacoes SA	9,806,100	75,701
^ Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,034,000	74,363
Itau Unibanco Holding SA Prior Pfd.	3,619,590	63,851
Anhanguera Educacional Participacoes SA	4,076,496	39,450
Petroleo Brasileiro SA Prior Pfd.	3,080,000	37,556
Vale SA Prior Pfd.	1,550,000	33,454
Banco do Brasil SA	1,900,067	25,427
Fibria Celulose SA	716,170	5,434
		1,017,067
Canada (3.1%)
Toronto-Dominion Bank	2,750,000	198,171
Potash Corp. of Saskatchewan Inc.	1,962,000	85,524
Suncor Energy Inc.	2,556,000	76,984
Niko Resources Ltd.	1,160,000	58,879
Teck Resources Ltd. Class B	1,365,000	49,986
Sherritt International Corp.	2,500,000	13,628
* Harry Winston Diamond Corp.	732,000	8,189
		491,361
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	823,300	47,208

China (8.3%)
* Baidu Inc. ADR	3,281,400	429,831
Tencent Holdings Ltd.	14,059,000	274,784
Ping An Insurance Group Co.	12,868,000	89,388
China Mobile Ltd.	8,436,000	83,188
China Resources Enterprise Ltd.	21,314,000	74,299

	Beijing Enterprises Holdings Ltd.	13,464,500	74,276
^	China Merchants Bank Co. Ltd.	36,738,500	69,341
	CNOOC Ltd.	29,461,000	57,231
^,* Ctrip.com International Ltd. ADR		1,729,300	47,037
	Belle International Holdings Ltd. Class A	23,826,000	45,460
*	Shanghai Pharmaceuticals Holding Co. Ltd.	17,509,100	33,244
^	Mindray Medical International Ltd. ADR	1,026,800	27,703
	Shandong Weigao Group Medical Polymer Co. Ltd.	13,888,000	12,043
	Hengdeli Holdings Ltd.	28,776,000	11,258
	Ports Design Ltd.	4,958,000	9,069
^	Chaoda Modern Agriculture Holdings Ltd.	17,258,719	2,444
			1,340,596
Denmark (1.5%)
	Novozymes A/S	3,172,000	101,733
	Novo Nordisk A/S Class B	849,328	96,416
	AP Moller - Maersk A/S Class B	3,750	25,702
^,* Vestas Wind Systems A/S		1,653,736	22,309
			246,160
Finland (0.3%)
	Metso Oyj	1,006,000	40,282

France (7.6%)
	PPR	1,471,373	220,493
	L'Oreal SA	1,271,730	137,646
	Cie Generale d'Optique Essilor International SA	1,556,096	111,239
^	LVMH Moet Hennessy Louis Vuitton SA	680,000	107,068
	Schneider Electric SA	1,782,000	101,332
	Cie Generale des Etablissements Michelin Class B	1,493,000	95,177
	Safran SA	2,769,099	82,167
	GDF Suez	2,299,000	64,455
	AXA SA	4,421,000	64,015
	European Aeronautic Defence and Space Co. NV	1,480,000	44,403
	Publicis Groupe SA	900,000	42,992
	Vallourec SA	520,000	35,699
	Total SA	670,000	34,567
	Veolia Environnement SA	2,521,000	32,251
	CFAO SA	710,000	25,448
	Societe Generale SA	691,623	16,898
			1,215,850
Germany (6.2%)
	SAP AG	3,435,000	205,687
	Adidas AG	2,861,824	201,819
	GEA Group AG	3,276,500	96,986
	Porsche Automobil Holding SE Prior Pfd.	1,518,515	93,053
^	Aixtron SE NA	3,770,512	49,352
	Symrise AG	1,650,000	44,564
	Software AG	1,030,000	44,400
^	SMA Solar Technology AG	719,595	42,779
	HeidelbergCement AG	999,207	42,158
	MTU Aero Engines Holding AG	570,000	36,614
^	Axel Springer AG	813,258	36,564
	Wincor Nixdorf AG	700,000	33,607
^,* TUI AG		5,787,423	32,368
	Siemens AG	313,000	31,675
			991,626

Hong Kong (2.2%)
Jardine Matheson Holdings Ltd.	2,158,437	109,168
Hong Kong Exchanges and Clearing Ltd.	4,514,200	74,534
Swire Pacific Ltd. Class A	6,037,000	73,617
Sun Hung Kai Properties Ltd.	4,972,000	61,786
^ Techtronic Industries Co.	28,736,443	26,380
^ Esprit Holdings Ltd.	4,419,604	6,355
		351,840
India (1.2%)
Housing Development Finance Corp.	7,087,800	88,815
HDFC Bank Ltd.	5,555,995	48,150
Tata Motors Ltd.	11,909,000	40,742
Reliance Capital Ltd.	1,454,500	8,057
		185,764
Ireland (0.2%)
Kerry Group plc Class A	925,000	34,546

Israel (1.0%)
* Check Point Software Technologies Ltd.	1,892,623	104,737
Teva Pharmaceutical Industries Ltd. ADR	1,592,900	63,095
		167,832
Japan (9.2%)
Rakuten Inc.	199,916	214,493
Honda Motor Co. Ltd.	6,576,000	208,685
Canon Inc.	3,497,800	156,919
Seven & I Holdings Co. Ltd.	4,830,000	134,856
Mitsubishi Corp.	6,082,400	125,744
SMC Corp.	756,400	125,634
FANUC Corp.	604,000	99,236
Gree Inc.	2,710,000	90,983
Hoya Corp.	2,310,700	49,217
Sekisui Chemical Co. Ltd.	5,713,000	42,930
Sysmex Corp.	1,220,000	41,997
Toyota Motor Corp.	1,180,000	38,858
Astellas Pharma Inc.	1,000,000	38,546
Nintendo Co. Ltd.	212,500	32,350
Kyocera Corp.	347,900	31,228
Rohm Co. Ltd.	589,500	28,239
MISUMI Group Inc.	1,250,000	27,041
		1,486,956
Luxembourg (0.1%)
* Reinet Investments SCA	542,339	9,036

Mexico (0.0%)
Consorcio ARA SAB de CV	7,525,800	2,119

Netherlands (1.0%)
* ING Groep NV	17,585,000	137,149
TNT Express NV	1,479,130	10,660
PostNL NV	1,556,470	5,415
		153,224
Norway (1.3%)
Statoil ASA	5,308,000	137,264
DNB ASA	7,013,776	71,726
		208,990

Peru (0.5%)
Credicorp Ltd.	763,247	82,904

Russia (0.5%)
* Sberbank of Russia ADR	5,983,000	72,787

Singapore (0.7%)
United Overseas Bank Ltd.	4,899,000	59,398
Singapore Exchange Ltd.	6,541,000	32,135
DBS Group Holdings Ltd.	2,580,521	25,662
		117,195
South Africa (0.6%)
Impala Platinum Holdings Ltd.	1,778,600	37,826
Sasol Ltd.	545,000	26,146
MTN Group Ltd.	1,430,000	25,760
		89,732
South Korea (3.4%)
Samsung Electronics Co. Ltd.	377,736	343,785
Shinhan Financial Group Co. Ltd.	1,952,586	72,798
Hyundai Mobis	214,479	59,477
Celltrion Inc.	1,368,991	45,400
Hankook Tire Co. Ltd.	785,000	32,422
		553,882
Spain (2.4%)
Inditex SA	2,477,385	210,661
Banco Santander SA	22,690,801	170,323
		380,984
Sweden (4.0%)
Atlas Copco AB Class A	13,381,679	287,130
Svenska Handelsbanken AB Class A	4,250,782	112,229
Sandvik AB	7,223,763	92,594
Alfa Laval AB	4,729,586	91,212
Telefonaktiebolaget LM Ericsson Class B	4,170,000	44,486
^ Oriflame Cosmetics SA	575,000	17,659
		645,310
Switzerland (7.3%)
Novartis AG	4,199,000	226,764
Cie Financiere Richemont SA	3,861,915	209,570
Nestle SA	2,738,000	153,664
Roche Holding AG	945,000	150,325
Syngenta AG	507,934	149,471
Geberit AG	494,180	94,836
ABB Ltd.	3,984,182	75,529
Zurich Financial Services AG	192,000	42,286
Swatch Group AG (Bearer)	96,145	37,500
Holcim Ltd.	620,000	34,729
		1,174,674
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	37,122,508	93,067
Chinatrust Financial Holding Co. Ltd.	95,112,277	54,042
Compal Electronics Inc.	21,403,304	19,523
		166,632

Thailand (0.5%)
Kasikornbank PCL			22,113,000	85,318

Turkey (1.0%)
Turkiye Garanti Bankasi AS			49,185,981	168,496

United Kingdom (18.6%)
BG Group plc			14,090,900	302,238
Diageo plc			11,309,906	242,239
ARM Holdings plc			23,649,000	222,228
BHP Billiton plc			6,822,700	209,817
Standard Chartered plc			9,525,422	207,379
Prudential plc			20,524,000	202,013
GlaxoSmithKline plc			8,611,034	190,841
Xstrata plc			10,736,000	172,354
Rolls-Royce Holdings plc			13,797,616	158,599
Meggitt plc			16,409,250	98,523
SABMiller plc			2,786,000	98,368
Vodafone Group plc			36,012,000	97,490
Rio Tinto plc			1,816,000	95,606
British American Tobacco plc			1,698,464	78,822
Capita Group plc			7,803,000	77,385
United Utilities Group plc			7,425,336	73,509
Kingfisher plc			18,202,000	73,356
AMEC plc			4,379,772	59,938
Tesco plc			9,286,300	59,290
Unilever plc			1,355,000	45,518
Signet Jewelers Ltd.			950,513	42,201
G4S plc			10,000,000	40,284
Inchcape plc			7,724,221	39,674
Carnival plc			1,100,000	37,886
Ultra Electronics Holdings plc			1,580,000	35,921
HSBC Holdings plc			4,138,093	32,279
				2,993,758
United States (1.2%)
Consumer Discretionary (1.2%)
* Amazon.com Inc.			1,000,200	192,328

Total Common Stocks (Cost $14,773,106)				15,531,417
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.3%)
[2,3] Vanguard Market Liquidity Fund	0.135%		851,284,284	851,284

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Fannie Mae Discount Notes	0.045%	12/14/11	3,000	3,000
[5,6] Federal Home Loan Bank Discount Notes	0.060%	12/2/11	600	600
[5,6,7]Federal Home Loan Bank Discount Notes	0.025%–0.040%	12/9/11	8,500	8,500
[5,6,7]Federal Home Loan Bank Discount Notes	0.040%	12/21/11	5,000	5,000
[4,5] Freddie Mac Discount Notes	0.030%	12/6/11	1,700	1,700
[4,5] Freddie Mac Discount Notes	0.050%	12/15/11	4,000	4,000

[4,5]	Freddie Mac Discount Notes	0.045%	12/16/11	8,000	8,000
[4,5]	Freddie Mac Discount Notes	0.080%	12/29/11	300	300
[4,5,7]Freddie Mac Discount Notes		0.050%	4/4/12	10,000	9,993
4	Freddie Mac Discount Notes	0.050%	4/24/12	15,000	14,997
					56,090
Total Temporary Cash Investments (Cost $907,379)					907,374
Total Investments (102.2%) (Cost $15,680,485)					16,438,791
Other Assets and Liabilities-Net (-2.2%)[3]					(349,512)
Net Assets (100%)					16,089,279

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $327,909,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.3% and 2.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $330,633,000 of collateral received for securities on loan.
4 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
5 Securities with a value of $31,978,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
7 Securities with a value of $5,778,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

International Growth Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,832,987	—	—
Common Stocks—Other	672,403	13,026,027	—
Temporary Cash Investments	851,284	56,090	—
Futures Contracts—Assets[1]	25,442	—	—
Forward Currency Contracts—Assets	—	655	—
Forward Currency Contracts—Liabilities	—	(958)	—
Total	3,382,116	13,081,814	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

International Growth Fund

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2011	5,519	172,808	17,110
FTSE 100 Index	December 2011	1,446	124,926	6,959
Topix Index	December 2011	1,015	95,119	(1,372)
S&P ASX 200 Index	December 2011	514	54,308	259

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At November 30, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman & Co.	12/21/11	EUR	107,703 USD	144,940	(852)
Brown Brothers Harriman & Co.	12/21/11	GBP	73,004 USD	114,712	(106)
Brown Brothers Harriman & Co.	12/14/11	JPY	7,498,023 USD	96,674	6
Brown Brothers Harriman & Co.	12/21/11	AUD	52,218 USD	53,522	649
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At November 30, 2011, the cost of investment securities for tax purposes was $15,683,354,000. Net unrealized appreciation of investment securities for tax purposes was $755,437,000, consisting of unrealized gains of $2,553,201,000 on securities that had risen in value since their purchase and $1,797,764,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (10.3%)
McDonald's Corp.	113,426	10,835
* Amazon.com Inc.	37,419	7,195
* DIRECTV Class A	81,164	3,833
Lowe's Cos. Inc.	143,343	3,442
Coach Inc.	31,712	1,985
* Bed Bath & Beyond Inc.	27,403	1,658
Macy's Inc.	46,872	1,515
McGraw-Hill Cos. Inc.	33,135	1,415
Ross Stores Inc.	12,961	1,155
Staples Inc.	78,577	1,132
* Dollar Tree Inc.	13,561	1,105
Nordstrom Inc.	24,099	1,091
Mattel Inc.	37,761	1,088
Starwood Hotels & Resorts Worldwide Inc.	21,463	1,023
Genuine Parts Co.	17,231	1,008
Harley-Davidson Inc.	25,975	955
Tiffany & Co.	14,065	943
Gap Inc.	45,089	843
* Sirius XM Radio Inc.	428,824	772
* Apollo Group Inc. Class A	15,252	739
Darden Restaurants Inc.	14,841	708
Wyndham Worldwide Corp.	17,902	635
PetSmart Inc.	12,463	601
Hasbro Inc.	14,816	531
H&R Block Inc.	33,307	524
Interpublic Group of Cos. Inc.	53,045	498
Royal Caribbean Cruises Ltd.	17,691	490
Gentex Corp.	15,621	461
Scripps Networks Interactive Inc. Class A	10,380	413
* Mohawk Industries Inc.	7,570	413
Foot Locker Inc.	16,677	393
Cablevision Systems Corp. Class A	25,427	381
* GameStop Corp. Class A	15,535	359
Lennar Corp. Class A	17,340	319
Harman International Industries Inc.	7,711	319
Gannett Co. Inc.	26,622	289
* Toll Brothers Inc.	13,997	284
Weight Watchers International Inc.	4,038	237
* AMC Networks Inc. Class A	6,531	235
Wendy's Co.	43,213	214
* Lamar Advertising Co. Class A	8,591	209
RadioShack Corp.	10,876	125
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	179	—
		52,370
Consumer Staples (9.0%)
Procter & Gamble Co.	302,027	19,502
CVS Caremark Corp.	147,830	5,742
Costco Wholesale Corp.	48,102	4,103

General Mills Inc.	70,498	2,816
HJ Heinz Co.	35,285	1,858
Sysco Corp.	64,053	1,828
Estee Lauder Cos. Inc. Class A	13,114	1,547
Kellogg Co.	30,016	1,476
Whole Foods Market Inc.	19,312	1,315
Hershey Co.	18,253	1,053
Dr Pepper Snapple Group Inc.	23,690	865
Campbell Soup Co.	26,249	856
Avon Products Inc.	46,584	792
Safeway Inc.	38,198	764
Hormel Foods Corp.	22,008	663
McCormick & Co. Inc.	13,144	640
		45,820
Energy (1.5%)
Apache Corp.	41,979	4,174
EQT Corp.	16,430	1,019
Noble Corp.	27,781	959
* Newfield Exploration Co.	14,551	667
QEP Resources Inc.	19,518	637
Patterson-UTI Energy Inc.	16,851	354
		7,810
Financials (25.9%)
Wells Fargo & Co.	581,253	15,031
JPMorgan Chase & Co.	417,579	12,932
American Express Co.	132,072	6,345
Bank of America Corp.	1,108,256	6,029
US Bancorp	210,685	5,461
Simon Property Group Inc.	32,200	4,004
PNC Financial Services Group Inc.	57,898	3,139
MetLife Inc.	86,805	2,733
Prudential Financial Inc.	53,358	2,702
Bank of New York Mellon Corp.	136,123	2,649
Travelers Cos. Inc.	46,137	2,595
ACE Ltd.	36,838	2,561
Aflac Inc.	51,657	2,244
Capital One Financial Corp.	50,126	2,239
State Street Corp.	55,032	2,182
Chubb Corp.	31,417	2,119
Public Storage	14,056	1,854
Franklin Resources Inc.	18,280	1,843
CME Group Inc.	7,379	1,839
Equity Residential	32,302	1,783
BB&T Corp.	76,356	1,769
HCP Inc.	44,602	1,724
Annaly Capital Management Inc.	106,595	1,713
Loews Corp.	44,377	1,705
Ventas Inc.	31,684	1,672
Charles Schwab Corp.	139,354	1,667
T Rowe Price Group Inc.	28,137	1,597
Boston Properties Inc.	15,948	1,521
Discover Financial Services	59,709	1,422
ProLogis Inc.	50,626	1,408
Progressive Corp.	70,755	1,334
AvalonBay Communities Inc.	10,337	1,291
Ameriprise Financial Inc.	26,019	1,195

American International Group Inc.	48,099	1,121
Host Hotels & Resorts Inc.	77,230	1,093
SunTrust Banks Inc.	59,167	1,073
Invesco Ltd.	49,697	1,006
M&T Bank Corp.	13,757	1,004
Northern Trust Corp.	26,534	998
* IntercontinentalExchange Inc.	8,089	985
Moody's Corp.	25,090	871
Hartford Financial Services Group Inc.	48,504	861
Principal Financial Group Inc.	34,649	836
NYSE Euronext	28,383	811
KeyCorp	103,792	757
Unum Group	33,589	756
Macerich Co.	14,453	724
SLM Corp.	56,176	724
Lincoln National Corp.	33,615	678
XL Group plc Class A	32,451	669
Willis Group Holdings plc	18,945	668
Plum Creek Timber Co. Inc.	17,942	661
New York Community Bancorp Inc.	47,550	572
Regions Financial Corp.	137,152	564
Comerica Inc.	21,923	553
Cincinnati Financial Corp.	17,965	533
WR Berkley Corp.	15,514	529
People's United Financial Inc.	41,223	513
Huntington Bancshares Inc.	94,276	495
PartnerRe Ltd.	7,458	490
Torchmark Corp.	11,475	489
Axis Capital Holdings Ltd.	14,046	448
* Markel Corp.	1,067	428
Legg Mason Inc.	16,017	425
RenaissanceRe Holdings Ltd.	5,758	423
Assurant Inc.	10,386	408
Arthur J Gallagher & Co.	12,441	385
Liberty Property Trust	12,720	379
Transatlantic Holdings Inc.	6,866	375
Commerce Bancshares Inc.	9,996	372
White Mountains Insurance Group Ltd.	875	371
Regency Centers Corp.	9,937	369
* Genworth Financial Inc. Class A	53,791	354
Brown & Brown Inc.	15,676	327
Zions Bancorporation	20,276	326
Hudson City Bancorp Inc.	57,892	324
Duke Realty Corp.	27,466	319
Erie Indemnity Co. Class A	4,076	301
City National Corp.	5,938	252
SEI Investments Co.	14,880	250
Old Republic International Corp.	28,662	236
First Horizon National Corp.	29,272	225
Valley National Bancorp	18,835	222
* Forest City Enterprises Inc. Class A	16,237	197
* Popular Inc.	113,815	170
* St. Joe Co.	9,801	141
Janus Capital Group Inc.	21,213	140
Mercury General Corp.	2,976	134
CNA Financial Corp.	2,890	76
		131,713

Health Care (13.5%)
UnitedHealth Group Inc.	119,137	5,810
Amgen Inc.	96,337	5,579
Medtronic Inc.	117,518	4,281
* Gilead Sciences Inc.	84,783	3,379
* Celgene Corp.	50,874	3,209
* Biogen Idec Inc.	26,501	3,046
Allergan Inc.	33,897	2,838
WellPoint Inc.	39,719	2,802
Covidien plc	54,314	2,474
* Express Scripts Inc.	53,616	2,448
* Medco Health Solutions Inc.	42,307	2,398
* Intuitive Surgical Inc.	4,322	1,877
Becton Dickinson and Co.	24,073	1,776
Aetna Inc.	40,978	1,714
Cardinal Health Inc.	38,597	1,639
Humana Inc.	18,355	1,628
Stryker Corp.	32,282	1,576
* Agilent Technologies Inc.	37,960	1,423
St. Jude Medical Inc.	36,347	1,397
Cigna Corp.	29,960	1,325
AmerisourceBergen Corp. Class A	30,156	1,120
* Zimmer Holdings Inc.	21,167	1,070
Quest Diagnostics Inc.	17,195	1,009
* Boston Scientific Corp.	168,263	993
* Laboratory Corp. of America Holdings	11,266	966
* Mylan Inc.	47,099	920
* Forest Laboratories Inc.	30,379	910
CR Bard Inc.	9,459	825
* Waters Corp.	9,971	798
* Varian Medical Systems Inc.	12,804	797
* DaVita Inc.	10,375	790
* Life Technologies Corp.	19,913	771
* Watson Pharmaceuticals Inc.	11,722	757
* Henry Schein Inc.	10,181	655
* CareFusion Corp.	24,448	606
DENTSPLY International Inc.	15,327	553
* Coventry Health Care Inc.	16,177	517
* Hospira Inc.	18,312	516
Omnicare Inc.	12,740	415
Patterson Cos. Inc.	13,082	395
Universal Health Services Inc. Class B	9,784	393
* Community Health Systems Inc.	10,425	207
		68,602
Industrials (2.5%)
Deere & Co.	46,522	3,687
PACCAR Inc.	40,128	1,628
WW Grainger Inc.	7,581	1,417
Rockwell Automation Inc.	15,951	1,197
Southwest Airlines Co.	87,910	737
Iron Mountain Inc.	22,290	677
Equifax Inc.	13,658	507
JB Hunt Transport Services Inc.	10,171	465
Robert Half International Inc.	16,058	425
Pentair Inc.	10,873	414
Pitney Bowes Inc.	22,139	412
Dun & Bradstreet Corp.	5,329	372

Manpower Inc.	9,010	330
* Foster Wheeler AG	13,411	249
* Terex Corp.	12,159	188
		12,705
Information Technology (34.2%)
* Apple Inc.	101,916	38,952
Oracle Corp.	556,686	17,452
* Google Inc. Class A	26,614	15,952
Intel Corp.	559,543	13,938
Cisco Systems Inc.	591,494	11,025
Qualcomm Inc.	176,454	9,670
Visa Inc. Class A	57,523	5,578
* EMC Corp.	226,524	5,212
Mastercard Inc. Class A	13,264	4,968
* eBay Inc.	141,640	4,191
* Dell Inc.	200,721	3,163
Automatic Data Processing Inc.	54,989	2,809
* Cognizant Technology Solutions Corp. Class A	33,320	2,244
Intuit Inc.	33,222	1,769
Broadcom Corp. Class A	53,169	1,613
Applied Materials Inc.	145,034	1,563
* NetApp Inc.	41,018	1,511
* Adobe Systems Inc.	54,341	1,490
* Citrix Systems Inc.	20,632	1,473
* Symantec Corp.	83,131	1,359
Altera Corp.	35,746	1,347
* Juniper Networks Inc.	58,908	1,338
* SanDisk Corp.	26,467	1,305
* Check Point Software Technologies Ltd.	22,963	1,271
Western Union Co.	69,592	1,214
Paychex Inc.	40,040	1,166
Analog Devices Inc.	32,729	1,141
* NVIDIA Corp.	65,706	1,027
* Teradata Corp.	18,547	1,006
* Marvell Technology Group Ltd.	67,440	952
Xilinx Inc.	29,062	951
* Fiserv Inc.	15,622	901
CA Inc.	41,929	889
* Autodesk Inc.	25,295	862
KLA-Tencor Corp.	18,612	858
* Electronic Arts Inc.	36,440	845
Seagate Technology plc	45,777	783
Activision Blizzard Inc.	62,428	775
Linear Technology Corp.	24,764	759
Microchip Technology Inc.	20,849	728
* BMC Software Inc.	19,420	692
* Micron Technology Inc.	110,100	659
VeriSign Inc.	18,125	609
* Akamai Technologies Inc.	20,304	587
* Lam Research Corp.	13,512	551
* Avnet Inc.	16,827	501
Jabil Circuit Inc.	23,656	479
* Arrow Electronics Inc.	12,803	468
* Synopsys Inc.	16,113	451
* Advanced Micro Devices Inc.	75,066	427
Total System Services Inc.	21,145	424
IAC/InterActiveCorp	8,621	361

* LSI Corp.		62,545	351
* First Solar Inc.		6,970	334
Broadridge Financial Solutions Inc.		13,600	307
* Novellus Systems Inc.		7,558	262
DST Systems Inc.		5,105	243
Diebold Inc.		7,219	218
* Compuware Corp.		24,355	201
* CoreLogic Inc.		12,057	160
			174,335
Materials (1.2%)
Praxair Inc.		33,288	3,395
Sigma-Aldrich Corp.		13,358	866
Ball Corp.		17,820	625
International Flavors & Fragrances Inc.		8,824	479
Vulcan Materials Co.		14,327	465
Sealed Air Corp.		21,050	371
			6,201
Telecommunication Services (1.7%)
* American Tower Corp. Class A		43,637	2,575
CenturyLink Inc.		67,691	2,540
* Crown Castle International Corp.		31,485	1,332
* Sprint Nextel Corp.		326,694	882
Frontier Communications Corp.		108,123	619
* NII Holdings Inc.		18,704	430
Telephone & Data Systems Inc.		5,673	153
			8,531
Utilities (0.3%)
CenterPoint Energy Inc.		46,650	928
TECO Energy Inc.		23,474	441
Questar Corp.		19,618	379
			1,748
Total Common Stocks (Cost $454,860)			509,835
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $346)	0.135%	345,571	346
Total Investments (100.2%) (Cost $455,206)			510,181
Other Assets and Liabilities-Net (-0.2%)			(975)
Net Assets (100%)			509,206

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

FTSE Social Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $455,206,000. Net unrealized appreciation of investment securities for tax purposes was $54,975,000, consisting of unrealized gains of $118,360,000 on securities that had risen in value since their purchase and $63,385,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.2%)
	McDonald's Corp.	48,689	4,651
*	Amazon.com Inc.	17,116	3,291
	Walt Disney Co.	83,105	2,979
	Home Depot Inc.	73,729	2,892
	Comcast Corp. Class A	96,625	2,191
*	Ford Motor Co.	166,263	1,762
	Time Warner Inc.	49,243	1,715
	News Corp. Class A	95,575	1,667
	NIKE Inc. Class B	17,095	1,644
*	DIRECTV Class A	34,797	1,643
	Target Corp.	30,667	1,616
	Starbucks Corp.	35,118	1,527
	Lowe's Cos. Inc.	59,411	1,426
	Yum! Brands Inc.	21,796	1,221
*	priceline.com Inc.	2,333	1,134
	Viacom Inc. Class B	25,176	1,127
	TJX Cos. Inc.	18,148	1,120
	Johnson Controls Inc.	31,761	1,000
	Time Warner Cable Inc.	15,685	949
	Coach Inc.	13,779	862
*	Las Vegas Sands Corp.	17,085	798
*	General Motors Co.	36,580	779
	CBS Corp. Class B	29,317	763
	Comcast Corp.	32,597	729
	Carnival Corp.	21,406	711
*	Bed Bath & Beyond Inc.	11,716	709
	Kohl's Corp.	12,951	697
	Macy's Inc.	19,929	644
	McGraw-Hill Cos. Inc.	14,300	611
	Omnicom Group Inc.	13,226	571
	VF Corp.	4,103	569
	Staples Inc.	33,303	480
	Wynn Resorts Ltd.	3,816	460
	Ralph Lauren Corp. Class A	2,976	422
	Best Buy Co. Inc.	15,429	418
	Marriott International Inc. Class A	13,425	411
*	Liberty Media Corp. - Liberty Capital Class A	5,130	391
*	AutoZone Inc.	1,182	388
	Gap Inc.	19,046	356
*	Discovery Communications Inc. Class A	6,552	275
*	Dollar General Corp.	6,406	260
*	Discovery Communications Inc.	6,302	238
	DISH Network Corp. Class A	9,609	236
	News Corp. Class B	10,642	190
*,^ Sears Holdings Corp.		2,057	124
			48,647
Consumer Staples (11.9%)
	Procter & Gamble Co.	129,523	8,363

Coca-Cola Co.	97,397	6,548
Philip Morris International Inc.	82,790	6,312
Wal-Mart Stores Inc.	89,614	5,278
PepsiCo Inc.	74,591	4,774
Kraft Foods Inc.	79,078	2,859
Altria Group Inc.	98,135	2,816
CVS Caremark Corp.	63,601	2,470
Colgate-Palmolive Co.	22,933	2,098
Costco Wholesale Corp.	20,635	1,760
Walgreen Co.	42,904	1,447
Kimberly-Clark Corp.	18,420	1,317
General Mills Inc.	30,476	1,218
Archer-Daniels-Midland Co.	31,852	959
Sysco Corp.	27,935	797
HJ Heinz Co.	15,056	793
Lorillard Inc.	6,758	754
Mead Johnson Nutrition Co.	9,613	724
Reynolds American Inc.	16,445	688
Estee Lauder Cos. Inc. Class A	5,652	667
Kroger Co.	26,957	625
Kellogg Co.	11,919	586
Sara Lee Corp.	26,007	493
ConAgra Foods Inc.	19,131	483
Hershey Co.	7,699	444
Clorox Co.	6,226	404
Avon Products Inc.	20,040	341
Brown-Forman Corp. Class B	3,975	317
Molson Coors Brewing Co. Class B	7,609	309
Campbell Soup Co.	8,971	293
		56,937
Energy (13.1%)
Exxon Mobil Corp.	229,169	18,434
Chevron Corp.	94,286	9,694
Schlumberger Ltd.	63,672	4,796
ConocoPhillips	61,479	4,385
Occidental Petroleum Corp.	38,308	3,789
Anadarko Petroleum Corp.	23,363	1,899
Apache Corp.	18,007	1,791
Halliburton Co.	43,344	1,595
National Oilwell Varco Inc.	19,822	1,421
EOG Resources Inc.	12,610	1,308
Devon Energy Corp.	18,843	1,233
Baker Hughes Inc.	20,367	1,112
Marathon Oil Corp.	33,340	932
El Paso Corp.	36,303	908
Spectra Energy Corp.	30,444	896
Williams Cos. Inc.	27,537	889
Hess Corp.	14,329	863
Noble Energy Inc.	8,264	813
Chesapeake Energy Corp.	30,817	781
* Cameron International Corp.	11,516	622
* Southwestern Energy Co.	16,335	622
Valero Energy Corp.	26,795	597
Marathon Petroleum Corp.	16,690	557
* Weatherford International Ltd.	34,994	530
Peabody Energy Corp.	12,742	500
Murphy Oil Corp.	8,582	480

Noble Corp.	12,313	425
Diamond Offshore Drilling Inc.	3,290	198
Kinder Morgan Inc.	5,273	156
		62,226
Financials (12.8%)
Wells Fargo & Co.	236,405	6,113
JPMorgan Chase & Co.	183,775	5,692
Citigroup Inc.	137,528	3,779
* Berkshire Hathaway Inc. Class B	42,745	3,367
Bank of America Corp.	477,650	2,598
American Express Co.	50,740	2,438
US Bancorp	90,386	2,343
Goldman Sachs Group Inc.	22,647	2,171
Simon Property Group Inc.	13,744	1,709
MetLife Inc.	49,654	1,563
PNC Financial Services Group Inc.	24,658	1,337
Prudential Financial Inc.	22,773	1,153
Bank of New York Mellon Corp.	58,174	1,132
Travelers Cos. Inc.	19,686	1,107
ACE Ltd.	15,811	1,099
Morgan Stanley	68,150	1,008
Capital One Financial Corp.	21,461	959
Aflac Inc.	21,924	952
State Street Corp.	23,627	937
Chubb Corp.	13,737	926
Public Storage	6,797	897
Marsh & McLennan Cos. Inc.	25,667	775
BlackRock Inc.	4,456	767
Equity Residential	13,804	762
BB&T Corp.	32,626	756
CME Group Inc.	2,990	745
HCP Inc.	19,027	735
Annaly Capital Management Inc.	45,674	734
Franklin Resources Inc.	7,280	734
T Rowe Price Group Inc.	12,179	691
Ventas Inc.	12,861	679
Allstate Corp.	24,576	658
Boston Properties Inc.	6,813	650
Aon Corp.	13,965	642
Discover Financial Services	25,627	610
Charles Schwab Corp.	50,442	603
ProLogis Inc.	21,374	595
Loews Corp.	15,401	592
Vornado Realty Trust	7,777	579
Progressive Corp.	29,257	552
Fifth Third Bancorp	43,268	523
American International Group Inc.	22,334	521
Ameriprise Financial Inc.	11,314	519
SunTrust Banks Inc.	25,231	457
Invesco Ltd.	21,717	440
Weyerhaeuser Co.	25,322	425
M&T Bank Corp.	5,278	385
Northern Trust Corp.	10,196	384
Principal Financial Group Inc.	15,167	366
Hartford Financial Services Group Inc.	19,731	350
General Growth Properties Inc.	20,307	286

TD Ameritrade Holding Corp.	10,649	174
		60,969
Health Care (11.8%)
Johnson & Johnson	129,157	8,359
Pfizer Inc.	367,742	7,381
Merck & Co. Inc.	145,203	5,191
Abbott Laboratories	73,364	4,002
Bristol-Myers Squibb Co.	80,391	2,630
Amgen Inc.	43,595	2,525
UnitedHealth Group Inc.	50,811	2,478
Eli Lilly & Co.	48,851	1,849
Medtronic Inc.	50,265	1,831
* Gilead Sciences Inc.	36,877	1,470
Baxter International Inc.	26,728	1,381
* Celgene Corp.	21,691	1,368
* Biogen Idec Inc.	10,756	1,236
WellPoint Inc.	17,251	1,217
Allergan Inc.	14,494	1,213
Covidien plc	23,231	1,058
* Medco Health Solutions Inc.	18,171	1,030
* Express Scripts Inc.	21,859	998
McKesson Corp.	11,836	962
* Thermo Fisher Scientific Inc.	18,001	851
* Intuitive Surgical Inc.	1,841	799
Becton Dickinson and Co.	10,284	759
Aetna Inc.	17,849	747
Cardinal Health Inc.	16,433	698
Stryker Corp.	13,682	668
* Agilent Technologies Inc.	16,222	608
Cigna Corp.	13,389	592
St. Jude Medical Inc.	15,386	591
* Zimmer Holdings Inc.	8,959	453
Quest Diagnostics Inc.	7,362	432
* Boston Scientific Corp.	71,880	424
* Forest Laboratories Inc.	13,507	405
* HCA Holdings Inc.	8,153	199
		56,405
Industrials (10.3%)
General Electric Co.	499,610	7,949
United Technologies Corp.	40,807	3,126
Caterpillar Inc.	30,451	2,981
3M Co.	31,652	2,565
United Parcel Service Inc. Class B	34,594	2,482
Union Pacific Corp.	22,998	2,378
Boeing Co.	33,183	2,279
Honeywell International Inc.	35,105	1,901
Emerson Electric Co.	35,208	1,840
Deere & Co.	19,667	1,559
Danaher Corp.	27,465	1,329
Norfolk Southern Corp.	16,563	1,251
FedEx Corp.	14,052	1,167
CSX Corp.	51,729	1,123
Precision Castparts Corp.	6,722	1,107
Tyco International Ltd.	22,010	1,056
Lockheed Martin Corp.	13,445	1,051
General Dynamics Corp.	14,852	981

Illinois Tool Works Inc.	21,089	958
Cummins Inc.	8,758	844
Raytheon Co.	16,746	763
Goodrich Corp.	5,892	719
Northrop Grumman Corp.	12,449	710
Eaton Corp.	15,189	682
Waste Management Inc.	21,062	659
Parker Hannifin Corp.	7,632	632
PACCAR Inc.	15,446	627
CH Robinson Worldwide Inc.	7,610	521
Ingersoll-Rand plc	15,548	515
Rockwell Automation Inc.	6,765	508
Stanley Black & Decker Inc.	7,508	491
Dover Corp.	8,768	482
Fluor Corp.	8,138	446
Expeditors International of Washington Inc.	9,926	432
Rockwell Collins Inc.	7,183	394
Republic Services Inc. Class A	14,144	388
		48,896
Information Technology (20.1%)
* Apple Inc.	43,696	16,701
International Business Machines Corp.	56,290	10,583
Microsoft Corp.	355,967	9,106
* Google Inc. Class A	11,982	7,182
Intel Corp.	247,498	6,165
Oracle Corp.	190,740	5,980
Cisco Systems Inc.	259,232	4,832
Qualcomm Inc.	79,040	4,331
Hewlett-Packard Co.	97,761	2,732
Visa Inc. Class A	24,541	2,380
* EMC Corp.	97,324	2,239
Mastercard Inc. Class A	5,087	1,905
Accenture plc Class A	30,492	1,766
Texas Instruments Inc.	54,391	1,637
* eBay Inc.	54,822	1,622
* Dell Inc.	77,389	1,220
Automatic Data Processing Inc.	23,478	1,199
Corning Inc.	73,563	976
* Cognizant Technology Solutions Corp. Class A	14,256	960
* Yahoo! Inc.	58,000	911
Intuit Inc.	13,520	720
* Salesforce.com Inc.	5,952	705
Broadcom Corp. Class A	22,600	686
Motorola Solutions Inc.	14,320	668
Applied Materials Inc.	61,925	668
TE Connectivity Ltd.	20,683	656
* Adobe Systems Inc.	23,617	648
* NetApp Inc.	17,213	634
* Citrix Systems Inc.	8,827	630
* Symantec Corp.	35,574	582
Altera Corp.	15,105	569
* Juniper Networks Inc.	24,942	566
Xerox Corp.	65,863	537
Western Union Co.	29,526	515
Analog Devices Inc.	14,114	492
Paychex Inc.	15,349	447
CA Inc.	19,027	403

* VMware Inc. Class A	3,938	381
* Marvell Technology Group Ltd.	24,312	343
Activision Blizzard Inc.	24,042	299
Fidelity National Information Services Inc.	11,447	276
		95,852
Materials (3.2%)
EI du Pont de Nemours & Co.	43,951	2,097
Monsanto Co.	25,155	1,848
Freeport-McMoRan Copper & Gold Inc.	44,454	1,760
Newmont Mining Corp.	23,131	1,593
Dow Chemical Co.	55,673	1,543
Praxair Inc.	14,245	1,453
Air Products & Chemicals Inc.	9,955	834
Mosaic Co.	14,373	758
PPG Industries Inc.	7,443	653
Ecolab Inc.	10,848	619
Nucor Corp.	14,859	586
International Paper Co.	19,529	555
Alcoa Inc.	50,032	501
LyondellBasell Industries NV Class A	13,390	437
		15,237
Telecommunication Services (3.4%)
AT&T Inc.	279,302	8,094
Verizon Communications Inc.	133,430	5,035
* American Tower Corp. Class A	18,628	1,099
CenturyLink Inc.	28,809	1,081
* Crown Castle International Corp.	13,683	579
* Sprint Nextel Corp.	141,144	381
		16,269
Utilities (3.2%)
Southern Co.	40,423	1,775
Dominion Resources Inc.	26,987	1,393
Exelon Corp.	31,091	1,378
Duke Energy Corp.	62,377	1,301
NextEra Energy Inc.	18,784	1,041
American Electric Power Co. Inc.	22,553	895
FirstEnergy Corp.	19,610	872
Consolidated Edison Inc.	13,704	814
PPL Corp.	27,005	811
Public Service Enterprise Group Inc.	23,744	782
Progress Energy Inc.	13,787	750
PG&E Corp.	18,654	724
Xcel Energy Inc.	22,714	597
Entergy Corp.	8,365	589
Edison International	14,559	572
Sempra Energy	10,661	567
* AES Corp.	31,243	377
		15,238
Total Common Stocks (Cost $453,613)		476,676

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $99)	0.135%	99,201	99

Total Investments (100.0%) (Cost $453,712)			476,775
Other Assets and Liabilities-Net (0.0%)[2]			216
Net Assets (100%)			476,991

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $97,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $99,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $453,712,000. Net unrealized appreciation of investment securities for tax purposes was $23,063,000, consisting of unrealized gains of $59,561,000 on securities that had risen in value since their purchase and $36,498,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Growth Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (16.7%)
McDonald's Corp.	134,400	12,838
* Amazon.com Inc.	47,386	9,112
Comcast Corp. Class A	351,495	7,968
* Ford Motor Co.	461,457	4,891
* DIRECTV Class A	96,149	4,540
NIKE Inc. Class B	46,672	4,489
Target Corp.	83,580	4,405
Starbucks Corp.	97,276	4,230
News Corp. Class A	235,001	4,098
Home Depot Inc.	101,900	3,997
Lowe's Cos. Inc.	164,071	3,939
Yum! Brands Inc.	60,557	3,394
* priceline.com Inc.	6,488	3,152
TJX Cos. Inc.	49,708	3,067
Viacom Inc. Class B	68,211	3,053
Walt Disney Co.	80,413	2,883
Johnson Controls Inc.	88,597	2,789
Time Warner Cable Inc.	42,432	2,566
Coach Inc.	37,723	2,361
* Las Vegas Sands Corp.	47,595	2,223
CBS Corp. Class B	81,610	2,125
* Bed Bath & Beyond Inc.	32,532	1,968
Kohl's Corp.	34,641	1,864
McGraw-Hill Cos. Inc.	39,314	1,679
VF Corp.	11,440	1,587
Wynn Resorts Ltd.	10,634	1,282
Ralph Lauren Corp. Class A	8,048	1,142
Marriott International Inc. Class A	36,492	1,117
* Liberty Media Corp. - Liberty Capital Class A	14,132	1,078
News Corp. Class B	60,371	1,078
* AutoZone Inc.	3,212	1,055
Omnicom Group Inc.	23,686	1,023
Gap Inc.	50,159	937
* Discovery Communications Inc. Class A	18,393	772
* Dollar General Corp.	17,876	725
* Discovery Communications Inc.	16,392	620
DISH Network Corp. Class A	13,604	334
Comcast Corp.	5,358	120
* Sears Holdings Corp.	1,950	118
		110,619
Consumer Staples (13.9%)
Coca-Cola Co.	269,240	18,101
Philip Morris International Inc.	228,832	17,446
Wal-Mart Stores Inc.	246,989	14,548
PepsiCo Inc.	206,176	13,195
Colgate-Palmolive Co.	63,434	5,804
Costco Wholesale Corp.	57,123	4,872
Walgreen Co.	117,995	3,979

Mead Johnson Nutrition Co.	26,648	2,008
Estee Lauder Cos. Inc. Class A	15,567	1,837
Kroger Co.	74,899	1,736
General Mills Inc.	42,042	1,679
Kellogg Co.	33,060	1,625
Hershey Co.	21,772	1,256
Avon Products Inc.	56,110	954
Sara Lee Corp.	47,401	899
Brown-Forman Corp. Class B	10,947	874
HJ Heinz Co.	14,542	766
Clorox Co.	11,126	723
Campbell Soup Co.	8,771	286
		92,588
Energy (8.5%)
Schlumberger Ltd.	175,811	13,244
Occidental Petroleum Corp.	105,873	10,471
Halliburton Co.	119,816	4,409
National Oilwell Varco Inc.	55,236	3,960
EOG Resources Inc.	34,994	3,630
Baker Hughes Inc.	56,866	3,105
Anadarko Petroleum Corp.	32,336	2,628
El Paso Corp.	100,327	2,509
Williams Cos. Inc.	76,718	2,477
* Cameron International Corp.	31,979	1,727
* Southwestern Energy Co.	45,329	1,725
* Weatherford International Ltd.	98,819	1,498
Noble Energy Inc.	14,980	1,474
Peabody Energy Corp.	35,311	1,385
Noble Corp.	17,092	590
Diamond Offshore Drilling Inc.	9,145	550
Marathon Petroleum Corp.	16,253	543
Kinder Morgan Inc.	14,108	416
		56,341
Financials (4.5%)
American Express Co.	139,966	6,724
Simon Property Group Inc.	38,256	4,757
* Berkshire Hathaway Inc. Class B	41,436	3,264
Public Storage	18,938	2,498
Franklin Resources Inc.	20,166	2,033
T Rowe Price Group Inc.	33,463	1,899
Ventas Inc.	35,627	1,880
Boston Properties Inc.	19,164	1,828
Charles Schwab Corp.	140,369	1,679
Weyerhaeuser Co.	70,235	1,179
Northern Trust Corp.	28,259	1,063
Aon Corp.	13,192	606
TD Ameritrade Holding Corp.	28,827	470
		29,880
Health Care (8.0%)
UnitedHealth Group Inc.	140,268	6,841
Amgen Inc.	78,252	4,532
* Gilead Sciences Inc.	100,527	4,006
Baxter International Inc.	74,106	3,828
* Celgene Corp.	59,774	3,770
* Biogen Idec Inc.	30,086	3,458
Allergan Inc.	40,116	3,358

* Medco Health Solutions Inc.	50,385	2,855
* Express Scripts Inc.	60,311	2,753
McKesson Corp.	32,175	2,616
* Thermo Fisher Scientific Inc.	49,751	2,351
* Intuitive Surgical Inc.	5,095	2,212
Becton Dickinson and Co.	28,337	2,091
Stryker Corp.	37,985	1,855
* Agilent Technologies Inc.	45,384	1,702
St. Jude Medical Inc.	42,993	1,653
* Zimmer Holdings Inc.	24,849	1,256
Quest Diagnostics Inc.	20,621	1,210
* HCA Holdings Inc.	22,223	542
* Forest Laboratories Inc.	17,881	536
		53,425
Industrials (12.3%)
Caterpillar Inc.	84,201	8,242
3M Co.	87,798	7,115
United Parcel Service Inc. Class B	95,989	6,887
Union Pacific Corp.	63,583	6,575
Boeing Co.	91,746	6,302
Emerson Electric Co.	97,094	5,073
Deere & Co.	53,992	4,279
Danaher Corp.	75,954	3,675
Norfolk Southern Corp.	45,304	3,422
FedEx Corp.	39,304	3,265
CSX Corp.	142,693	3,098
Precision Castparts Corp.	18,800	3,097
Tyco International Ltd.	60,564	2,905
Cummins Inc.	24,117	2,323
Goodrich Corp.	16,283	1,987
Honeywell International Inc.	33,897	1,835
PACCAR Inc.	42,879	1,740
CH Robinson Worldwide Inc.	21,553	1,477
Lockheed Martin Corp.	18,580	1,452
Rockwell Automation Inc.	18,733	1,406
Fluor Corp.	22,733	1,246
Expeditors International of Washington Inc.	27,706	1,205
Rockwell Collins Inc.	20,021	1,099
Republic Services Inc. Class A	39,301	1,079
Dover Corp.	12,115	666
		81,450
Information Technology (32.3%)
* Apple Inc.	120,757	46,153
International Business Machines Corp.	155,568	29,247
* Google Inc. Class A	33,119	19,851
Oracle Corp.	527,164	16,527
Microsoft Corp.	638,468	16,332
Cisco Systems Inc.	716,424	13,354
Qualcomm Inc.	218,524	11,975
Visa Inc. Class A	67,907	6,585
* EMC Corp.	268,963	6,189
Mastercard Inc. Class A	14,154	5,301
Accenture plc Class A	84,018	4,867
* eBay Inc.	151,084	4,471
Automatic Data Processing Inc.	63,869	3,263
Texas Instruments Inc.	97,793	2,944

*	Cognizant Technology Solutions Corp. Class A			39,613	2,668
	Intuit Inc.			37,626	2,003
*	Salesforce.com Inc.			16,573	1,963
	Broadcom Corp. Class A			62,659	1,901
*	NetApp Inc.			48,023	1,769
*	Adobe Systems Inc.			64,409	1,766
*	Citrix Systems Inc.			24,562	1,753
*	Dell Inc.			106,648	1,681
*	Yahoo! Inc.			101,591	1,596
	Altera Corp.			42,238	1,591
*	Symantec Corp.			96,606	1,580
*	Juniper Networks Inc.			69,450	1,577
	Western Union Co.			81,851	1,427
	Analog Devices Inc.			39,041	1,361
*	VMware Inc. Class A			11,203	1,083
*	Marvell Technology Group Ltd.			67,752	957
	Activision Blizzard Inc.			67,083	833
	Paychex Inc.			14,862	433
					215,001
Materials (2.9%)
	Monsanto Co.			69,711	5,120
	Newmont Mining Corp.			64,373	4,434
	Praxair Inc.			39,403	4,019
	Mosaic Co.			39,862	2,103
	Ecolab Inc.			30,255	1,725
	Air Products & Chemicals Inc.			13,883	1,163
	PPG Industries Inc.			10,297	904
					19,468
Telecommunication Services (0.7%)
*	American Tower Corp. Class A			51,550	3,042
*	Crown Castle International Corp.			37,381	1,582
					4,624
Utilities (0.2%)
*	AES Corp.			86,700	1,047

Total Common Stocks (Cost $578,831)					664,443

Temporary Cash Investments (0.0%)[1]
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[2,3] Freddie Mac Discount Notes		0.080%	12/1/11	50	50
2	Freddie Mac Discount Notes	0.050%	4/24/12	100	100
					150
Total Temporary Cash Investments (Cost $150)					150
Total Investments (100.0%) (Cost $578,981)					664,593
Other Assets and Liabilities-Net (0.0%)					259
Net Assets (100%)					664,852

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
3 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	664,443	—	—
Temporary Cash Investments	—	150	—
Futures Contracts—Assets[1]	27	—	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	664,458	150	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Mega Cap 300 Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	1	62	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2011, the cost of investment securities for tax purposes was $578,981,000. Net unrealized appreciation of investment securities for tax purposes was $85,612,000, consisting of unrealized gains of $100,266,000 on securities that had risen in value since their purchase and $14,654,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Value Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (3.6%)
Walt Disney Co.	102,656	3,680
Time Warner Inc.	93,543	3,257
Home Depot Inc.	69,690	2,733
* General Motors Co.	70,416	1,499
Carnival Corp.	40,863	1,357
Macy's Inc.	38,228	1,236
Staples Inc.	64,650	932
Best Buy Co. Inc.	28,699	778
Omnicom Group Inc.	8,691	375
DISH Network Corp. Class A	9,495	233
*,^ Sears Holdings Corp.	2,423	146
		16,226
Consumer Staples (9.9%)
Procter & Gamble Co.	246,167	15,895
Kraft Foods Inc.	150,363	5,436
Altria Group Inc.	185,504	5,322
CVS Caremark Corp.	120,441	4,678
Kimberly-Clark Corp.	35,717	2,553
Archer-Daniels-Midland Co.	60,643	1,826
Sysco Corp.	54,031	1,542
Lorillard Inc.	12,315	1,375
Reynolds American Inc.	31,251	1,308
General Mills Inc.	29,472	1,177
HJ Heinz Co.	18,826	991
ConAgra Foods Inc.	37,555	949
Molson Coors Brewing Co. Class B	14,580	592
Campbell Soup Co.	11,413	372
Sara Lee Corp.	17,754	337
Clorox Co.	4,195	272
		44,625
Energy (17.7%)
Exxon Mobil Corp.	435,629	35,042
Chevron Corp.	179,493	18,455
ConocoPhillips	116,768	8,328
Apache Corp.	34,341	3,415
Devon Energy Corp.	35,401	2,317
Anadarko Petroleum Corp.	22,691	1,844
Marathon Oil Corp.	63,900	1,787
Spectra Energy Corp.	58,262	1,714
Hess Corp.	27,886	1,679
Chesapeake Energy Corp.	59,187	1,500
Valero Energy Corp.	51,248	1,141
Murphy Oil Corp.	16,759	937
Marathon Petroleum Corp.	20,502	685
Noble Energy Inc.	5,455	537
Noble Corp.	11,590	400
		79,781

Financials (21.2%)
Wells Fargo & Co.	449,495	11,624
JPMorgan Chase & Co.	349,253	10,816
Citigroup Inc.	261,497	7,186
Bank of America Corp.	908,281	4,941
US Bancorp	172,107	4,461
* Berkshire Hathaway Inc. Class B	52,833	4,161
Goldman Sachs Group Inc.	42,958	4,118
MetLife Inc.	94,726	2,982
PNC Financial Services Group Inc.	47,078	2,552
Prudential Financial Inc.	43,294	2,192
Bank of New York Mellon Corp.	110,466	2,150
Travelers Cos. Inc.	37,508	2,110
ACE Ltd.	30,224	2,102
Morgan Stanley	129,731	1,919
Capital One Financial Corp.	41,119	1,836
Aflac Inc.	41,786	1,815
State Street Corp.	45,168	1,791
Chubb Corp.	25,589	1,726
Equity Residential	26,788	1,478
Marsh & McLennan Cos. Inc.	48,460	1,463
BB&T Corp.	62,400	1,446
BlackRock Inc.	8,382	1,442
CME Group Inc.	5,685	1,417
HCP Inc.	36,419	1,408
Annaly Capital Management Inc.	87,241	1,402
Allstate Corp.	46,197	1,238
Discover Financial Services	49,744	1,185
ProLogis Inc.	41,142	1,145
Loews Corp.	28,885	1,110
Vornado Realty Trust	14,808	1,103
Progressive Corp.	54,343	1,025
Fifth Third Bancorp	82,435	997
American International Group Inc.	42,438	989
Ameriprise Financial Inc.	21,328	979
SunTrust Banks Inc.	48,065	871
Invesco Ltd.	41,102	832
Aon Corp.	17,057	784
M&T Bank Corp.	10,127	739
Principal Financial Group Inc.	28,066	677
Hartford Financial Services Group Inc.	37,857	672
General Growth Properties Inc.	39,395	555
		95,439
Health Care (15.6%)
Johnson & Johnson	245,533	15,891
Pfizer Inc.	699,032	14,030
Merck & Co. Inc.	276,095	9,870
Abbott Laboratories	139,485	7,609
Bristol-Myers Squibb Co.	152,777	4,999
Eli Lilly & Co.	93,284	3,531
Medtronic Inc.	96,717	3,523
WellPoint Inc.	32,264	2,276
Covidien plc	44,202	2,013
Amgen Inc.	28,917	1,675
Aetna Inc.	33,359	1,395
Cardinal Health Inc.	30,813	1,308
Cigna Corp.	25,505	1,128

* Boston Scientific Corp.	137,119	809
* Forest Laboratories Inc.	12,002	360
		70,417
Industrials (8.2%)
General Electric Co.	950,016	15,115
United Technologies Corp.	77,298	5,921
Honeywell International Inc.	43,265	2,343
General Dynamics Corp.	27,534	1,819
Illinois Tool Works Inc.	39,544	1,797
Raytheon Co.	31,603	1,440
Northrop Grumman Corp.	23,625	1,348
Eaton Corp.	28,992	1,302
Waste Management Inc.	40,111	1,256
Parker Hannifin Corp.	14,061	1,164
Ingersoll-Rand plc	29,960	992
Lockheed Martin Corp.	12,500	977
Stanley Black & Decker Inc.	14,262	933
Dover Corp.	8,479	466
		36,873
Information Technology (7.6%)
Intel Corp.	470,530	11,721
Microsoft Corp.	236,415	6,048
Hewlett-Packard Co.	186,952	5,225
Corning Inc.	140,744	1,868
Motorola Solutions Inc.	27,942	1,304
Applied Materials Inc.	118,008	1,272
TE Connectivity Ltd.	38,814	1,231
* Dell Inc.	73,506	1,158
Texas Instruments Inc.	36,862	1,110
Xerox Corp.	125,788	1,025
CA Inc.	36,807	780
* Yahoo! Inc.	37,278	586
Paychex Inc.	19,197	559
Fidelity National Information Services Inc.	21,883	527
		34,414
Materials (3.5%)
EI du Pont de Nemours & Co.	84,093	4,013
Freeport-McMoRan Copper & Gold Inc.	84,875	3,361
Dow Chemical Co.	105,863	2,933
Nucor Corp.	28,298	1,116
International Paper Co.	37,214	1,057
Alcoa Inc.	95,378	956
LyondellBasell Industries NV Class A	25,988	849
Air Products & Chemicals Inc.	9,522	797
PPG Industries Inc.	7,052	619
		15,701
Telecommunication Services (6.2%)
AT&T Inc.	531,056	15,390
Verizon Communications Inc.	253,709	9,572
CenturyLink Inc.	55,160	2,070
* Sprint Nextel Corp.	268,133	724
		27,756
Utilities (6.3%)
Southern Co.	76,785	3,372
Exelon Corp.	59,355	2,630

Dominion Resources Inc.			50,921	2,628
Duke Energy Corp.			119,320	2,488
NextEra Energy Inc.			35,875	1,989
American Electric Power Co. Inc.			43,175	1,713
FirstEnergy Corp.			37,474	1,666
Consolidated Edison Inc.			26,204	1,557
PPL Corp.			51,694	1,552
Public Service Enterprise Group Inc.			45,335	1,493
Progress Energy Inc.			26,388	1,435
PG&E Corp.			35,984	1,398
Xcel Energy Inc.			43,409	1,141
Entergy Corp.			15,815	1,113
Edison International			27,699	1,089
Sempra Energy			20,307	1,080
				28,344
Total Common Stocks (Cost $463,047)				449,576
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.135%		229,401	229

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.025%	12/9/11	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.027%	12/28/11	100	100
				200
Total Temporary Cash Investments (Cost $430)				429
Total Investments (99.9%) (Cost $463,477)				450,005
Other Assets and Liabilities-Net (0.1%)[3]				320
Net Assets (100%)				450,325

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $223,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $229,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Mega Cap 300 Value Index Fund

fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	449,576	—	—
Temporary Cash Investments	229	200	—
Futures Contracts—Assets[1]	22	—	—
Total	449,827	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	9	561	(38)

Mega Cap 300 Value Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2011, the cost of investment securities for tax purposes was $463,477,000. Net unrealized depreciation of investment securities for tax purposes was $13,472,000, consisting of unrealized gains of $29,130,000 on securities that had risen in value since their purchase and $42,602,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of November 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/32	22,245	11,813
United States Treasury Strip Coupon	0.000%	5/15/32	25,335	13,328
United States Treasury Strip Coupon	0.000%	8/15/32	27,510	14,337
United States Treasury Strip Coupon	0.000%	11/15/32	27,125	13,991
United States Treasury Strip Coupon	0.000%	2/15/33	25,960	13,284
United States Treasury Strip Coupon	0.000%	5/15/33	26,470	13,419
United States Treasury Strip Coupon	0.000%	8/15/33	28,370	14,254
United States Treasury Strip Coupon	0.000%	11/15/33	27,305	13,601
United States Treasury Strip Coupon	0.000%	2/15/34	27,040	13,340
United States Treasury Strip Coupon	0.000%	5/15/34	26,960	13,172
United States Treasury Strip Coupon	0.000%	8/15/34	27,950	13,534
United States Treasury Strip Coupon	0.000%	11/15/34	27,050	12,976
United States Treasury Strip Coupon	0.000%	2/15/35	26,645	12,654
United States Treasury Strip Coupon	0.000%	5/15/35	28,045	13,212
United States Treasury Strip Coupon	0.000%	8/15/35	26,280	12,257
United States Treasury Strip Coupon	0.000%	11/15/35	27,965	12,908
United States Treasury Strip Coupon	0.000%	2/15/36	29,525	13,526
United States Treasury Strip Coupon	0.000%	5/15/36	27,825	12,636
United States Treasury Strip Coupon	0.000%	8/15/36	24,200	10,881
United States Treasury Strip Coupon	0.000%	11/15/36	27,275	12,152
United States Treasury Strip Coupon	0.000%	2/15/37	35,935	15,907
United States Treasury Strip Coupon	0.000%	5/15/37	37,500	16,439
United States Treasury Strip Coupon	0.000%	8/15/37	27,750	12,080
United States Treasury Strip Coupon	0.000%	11/15/37	28,620	12,322
United States Treasury Strip Coupon	0.000%	2/15/38	36,900	15,743
United States Treasury Strip Coupon	0.000%	5/15/38	34,500	14,634
United States Treasury Strip Coupon	0.000%	8/15/38	30,215	12,672
United States Treasury Strip Coupon	0.000%	11/15/38	24,950	10,376
United States Treasury Strip Coupon	0.000%	2/15/39	25,500	10,521
United States Treasury Strip Coupon	0.000%	5/15/39	27,200	11,122
United States Treasury Strip Coupon	0.000%	8/15/39	28,715	11,650
United States Treasury Strip Coupon	0.000%	11/15/39	32,610	13,120
United States Treasury Strip Coupon	0.000%	2/15/40	18,850	7,503
United States Treasury Strip Coupon	0.000%	5/15/40	22,145	8,763
United States Treasury Strip Coupon	0.000%	8/15/40	23,500	9,196
United States Treasury Strip Coupon	0.000%	11/15/40	21,465	8,331
United States Treasury Strip Coupon	0.000%	2/15/41	12,150	4,669
United States Treasury Strip Coupon	0.000%	5/15/41	4,500	1,722
United States Treasury Strip Principal	0.000%	2/15/36	22,330	10,506
United States Treasury Strip Principal	0.000%	2/15/37	16,200	7,344
United States Treasury Strip Principal	0.000%	5/15/37	17,055	7,669
United States Treasury Strip Principal	0.000%	2/15/38	18,700	8,170
United States Treasury Strip Principal	0.000%	5/15/38	17,195	7,462
United States Treasury Strip Principal	0.000%	2/15/39	25,385	10,638
United States Treasury Strip Principal	0.000%	5/15/39	27,810	11,580
United States Treasury Strip Principal	0.000%	8/15/39	26,965	11,121
United States Treasury Strip Principal	0.000%	11/15/39	22,850	9,318
United States Treasury Strip Principal	0.000%	2/15/40	34,415	13,903
United States Treasury Strip Principal	0.000%	5/15/40	29,300	11,741

United States Treasury Strip Principal	0.000%	8/15/40	35,120	13,889
United States Treasury Strip Principal	0.000%	11/15/40	30,105	11,826
United States Treasury Strip Principal	0.000%	2/15/41	50,915	19,805
United States Treasury Strip Principal	0.000%	5/15/41	91,415	35,337
United States Treasury Strip Principal	0.000%	8/15/41	41,075	15,772
United States Treasury Strip Principal	0.000%	11/15/41	16,700	6,384
Total U.S. Government and Agency Obligations (Cost $510,757)				670,510
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $64)	0.135%		63,879	64

Total Investments (100.0%) (Cost $510,821)				670,574
Other Assets and Liabilities-Net (0.0%)				120
Net Assets (100%)				670,694

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Extended Duration Treasury Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	670,510	—
Temporary Cash Investments	64	—	—
Total	64	670,510	—

C. At November 30, 2011, the cost of investment securities for tax purposes was $510,821,000. Net unrealized appreciation of investment securities for tax purposes was $159,753,000, consisting of unrealized gains of $159,856,000 on securities that had risen in value since their purchase and $103,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Auto Components (3.7%)
	Johnson Controls Inc.	151,257	4,762
*	BorgWarner Inc.	24,398	1,608
	Autoliv Inc.	19,906	1,061
	Lear Corp.	23,113	969
	Gentex Corp.	31,875	940
*	TRW Automotive Holdings Corp.	23,320	762
*	Goodyear Tire & Rubber Co.	54,254	759
*	Visteon Corp.	10,901	610
*	Dana Holding Corp.	32,837	409
*	Tenneco Inc.	13,453	390
	Cooper Tire & Rubber Co.	13,246	177
*	American Axle & Manufacturing Holdings Inc.	15,029	132
*	Dorman Products Inc.	2,741	106
	Drew Industries Inc.	4,420	96
*	Modine Manufacturing Co.	8,660	84
	Superior Industries International Inc.	4,952	81
*	Federal-Mogul Corp.	5,411	79
	Standard Motor Products Inc.	3,969	77
*	Amerigon Inc.	4,704	74
*	Fuel Systems Solutions Inc.	3,833	68
*	Stoneridge Inc.	5,409	44
*	Exide Technologies	14,404	40
*	Tower International Inc.	1,466	15
			13,343
Automobiles (4.1%)
*	Ford Motor Co.	788,288	8,356
*	General Motors Co.	173,764	3,699
	Harley-Davidson Inc.	52,609	1,934
*,^ Tesla Motors Inc.		11,574	379
	Thor Industries Inc.	10,019	243
*	Winnebago Industries Inc.	6,347	41
			14,652
Distributors (0.9%)
	Genuine Parts Co.	34,934	2,044
*	LKQ Corp.	30,969	945
	Pool Corp.	10,712	327
	Core-Mark Holding Co. Inc.	2,048	79
	Weyco Group Inc.	1,574	39
			3,434
Diversified Consumer Services (2.1%)
*	Apollo Group Inc. Class A	27,493	1,333
	H&R Block Inc.	68,108	1,071
	Service Corp. International	53,009	543
	DeVry Inc.	14,525	501
	Sotheby's	14,998	471
	Weight Watchers International Inc.	7,386	434

	Hillenbrand Inc.	13,937	317
*	Coinstar Inc.	6,497	277
	Strayer Education Inc.	2,708	263
*	ITT Educational Services Inc.	4,509	248
	Matthews International Corp. Class A	6,561	218
	Regis Corp.	12,657	205
*,^ Education Management Corp.		7,116	159
*	K12 Inc.	6,321	158
*	American Public Education Inc.	3,955	152
*	Steiner Leisure Ltd.	3,203	151
*	Ascent Capital Group Inc. Class A	2,779	129
*	Career Education Corp.	17,224	122
*	Grand Canyon Education Inc.	7,513	116
	Stewart Enterprises Inc. Class A	18,485	115
*	Capella Education Co.	3,241	110
*	Bridgepoint Education Inc.	4,601	101
*	Universal Technical Institute Inc.	4,804	61
*	Corinthian Colleges Inc.	17,232	45
	Lincoln Educational Services Corp.	4,153	31
*	Archipelago Learning Inc.	2,022	21
*	School Specialty Inc.	3,574	15
			7,367
Hotels, Restaurants & Leisure (18.5%)
	McDonald's Corp.	229,586	21,930
	Starbucks Corp.	166,023	7,219
	Yum! Brands Inc.	103,361	5,792
*	Las Vegas Sands Corp.	81,240	3,795
	Carnival Corp.	101,527	3,371
*	Chipotle Mexican Grill Inc. Class A	6,976	2,243
	Wynn Resorts Ltd.	18,073	2,179
	Starwood Hotels & Resorts Worldwide Inc.	43,501	2,074
	Marriott International Inc. Class A	62,822	1,924
	Darden Restaurants Inc.	29,948	1,429
	Wyndham Worldwide Corp.	36,513	1,294
	International Game Technology	66,593	1,136
*	Panera Bread Co. Class A	6,445	924
	Royal Caribbean Cruises Ltd.	31,327	868
*	MGM Resorts International	75,969	782
*	Penn National Gaming Inc.	14,897	553
	Brinker International Inc.	18,397	443
*	Bally Technologies Inc.	9,870	378
	Six Flags Entertainment Corp.	9,839	374
*	Domino's Pizza Inc.	10,920	360
	Vail Resorts Inc.	8,001	356
*	Hyatt Hotels Corp. Class A	9,966	356
	Wendy's Co.	70,519	350
*	Life Time Fitness Inc.	8,481	345
*	Cheesecake Factory Inc.	12,142	344
*	Dunkin' Brands Group Inc.	11,985	303
*	BJ's Restaurants Inc.	5,489	264
*	Buffalo Wild Wings Inc.	4,073	263
*	WMS Industries Inc.	12,400	260
	Cracker Barrel Old Country Store Inc.	5,086	242
	Choice Hotels International Inc.	6,645	239
	Bob Evans Farms Inc.	6,736	226
	Texas Roadhouse Inc. Class A	14,271	191
*	Jack in the Box Inc.	9,289	190

* Papa John's International Inc.	4,568	173
* Gaylord Entertainment Co.	8,105	172
* Peet's Coffee & Tea Inc.	2,898	168
* DineEquity Inc.	3,486	164
* Orient-Express Hotels Ltd. Class A	22,500	162
PF Chang's China Bistro Inc.	5,055	153
CEC Entertainment Inc.	4,460	150
International Speedway Corp. Class A	6,071	149
* Pinnacle Entertainment Inc.	13,820	146
* Shuffle Master Inc.	12,174	135
Ameristar Casinos Inc.	7,157	125
* Interval Leisure Group Inc.	8,765	123
* Scientific Games Corp. Class A	14,040	121
Churchill Downs Inc.	2,413	117
* Marriott Vacations Worldwide Corp.	6,383	102
* Krispy Kreme Doughnuts Inc.	13,312	100
* Biglari Holdings Inc.	283	97
* Ruby Tuesday Inc.	13,002	95
* Sonic Corp.	13,281	94
* AFC Enterprises Inc.	5,598	88
* Red Robin Gourmet Burgers Inc.	3,251	86
* Boyd Gaming Corp.	12,198	82
* Bravo Brio Restaurant Group Inc.	4,051	70
* Denny's Corp.	20,152	69
Marcus Corp.	4,440	54
Speedway Motorsports Inc.	3,180	45
* Isle of Capri Casinos Inc.	4,518	22
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	45	—
		66,059
Household Durables (3.4%)
Newell Rubbermaid Inc.	64,644	989
Garmin Ltd.	25,866	946
Whirlpool Corp.	17,019	835
* Tempur-Pedic International Inc.	14,930	815
* NVR Inc.	1,180	790
Tupperware Brands Corp.	13,487	786
DR Horton Inc.	63,288	754
Leggett & Platt Inc.	31,721	710
* Mohawk Industries Inc.	12,982	708
* Toll Brothers Inc.	33,707	685
Harman International Industries Inc.	15,514	641
Lennar Corp. Class A	34,706	639
Jarden Corp.	19,338	602
* PulteGroup Inc.	76,839	470
* Helen of Troy Ltd.	6,468	193
* iRobot Corp.	5,311	169
MDC Holdings Inc.	8,574	153
Ryland Group Inc.	9,899	149
* Meritage Homes Corp.	6,593	144
American Greetings Corp. Class A	8,350	142
Ethan Allen Interiors Inc.	5,625	114
* La-Z-Boy Inc.	11,308	112
KB Home	15,161	111
* Standard Pacific Corp.	24,465	78
Blyth Inc.	1,143	75
* Universal Electronics Inc.	3,324	54
* Zagg Inc.	4,579	53

* Libbey Inc.	4,260	52
CSS Industries Inc.	1,728	37
* M/I Homes Inc.	3,966	36
* Beazer Homes USA Inc.	16,499	35
* Sealy Corp.	10,259	20
* Hovnanian Enterprises Inc. Class A	13,773	19
* Furniture Brands International Inc.	10,842	11
		12,127
Internet & Catalog Retail (6.6%)
* Amazon.com Inc.	80,809	15,539
* priceline.com Inc.	11,075	5,381
Expedia Inc.	44,266	1,231
* Netflix Inc.	11,668	753
HSN Inc.	9,139	327
* Shutterfly Inc.	6,537	177
* Blue Nile Inc.	3,221	123
Nutrisystem Inc.	6,026	70
PetMed Express Inc.	4,907	46
* Overstock.com Inc.	3,534	29
* Vitacost.com Inc.	3,846	25
* Orbitz Worldwide Inc.	4,250	15
		23,716
Leisure Equipment & Products (1.4%)
Mattel Inc.	76,300	2,198
Hasbro Inc.	26,909	964
Polaris Industries Inc.	14,615	878
Brunswick Corp.	18,803	350
Sturm Ruger & Co. Inc.	4,193	135
Jakks Pacific Inc.	5,994	114
Callaway Golf Co.	14,086	80
* Eastman Kodak Co.	59,960	65
* Leapfrog Enterprises Inc.	10,637	58
* Arctic Cat Inc.	2,688	53
* Steinway Musical Instruments Inc.	1,650	45
* Smith & Wesson Holding Corp.	12,830	40
* Marine Products Corp.	69	—
		4,980
Media (26.1%)
Walt Disney Co.	392,350	14,066
Comcast Corp. Class A	456,458	10,348
Time Warner Inc.	232,485	8,095
* DIRECTV Class A	164,284	7,758
News Corp. Class A	438,817	7,653
Viacom Inc. Class B	116,420	5,211
Time Warner Cable Inc.	72,360	4,376
CBS Corp. Class B	139,396	3,630
Comcast Corp.	153,176	3,425
McGraw-Hill Cos. Inc.	67,045	2,863
Omnicom Group Inc.	62,308	2,690
* Liberty Interactive Corp. Class A	127,434	2,072
* Liberty Media Corp. - Liberty Capital Class A	24,172	1,844
* Sirius XM Radio Inc.	835,550	1,504
Virgin Media Inc.	66,440	1,472
* Discovery Communications Inc. Class A	31,324	1,315
* Liberty Global Inc. Class A	31,925	1,258
News Corp. Class B	65,764	1,174

	DISH Network Corp. Class A	46,212	1,135
*	Discovery Communications Inc.	28,116	1,064
	Interpublic Group of Cos. Inc.	106,481	999
*	Liberty Global Inc.	26,134	990
	Scripps Networks Interactive Inc. Class A	19,844	790
	Cablevision Systems Corp. Class A	46,198	693
	Gannett Co. Inc.	53,457	581
*	Charter Communications Inc. Class A	9,793	518
	John Wiley & Sons Inc. Class A	10,249	493
*	AMC Networks Inc. Class A	11,638	419
	Cinemark Holdings Inc.	20,568	403
	Washington Post Co. Class B	1,117	401
*	Madison Square Garden Co. Class A	12,480	363
	Morningstar Inc.	5,651	340
*	Lamar Advertising Co. Class A	13,811	335
*	Live Nation Entertainment Inc.	33,673	291
*	DreamWorks Animation SKG Inc. Class A	15,369	285
	Regal Entertainment Group Class A	18,875	269
	Meredith Corp.	8,121	236
	Arbitron Inc.	6,001	226
*	New York Times Co. Class A	27,835	203
*	Valassis Communications Inc.	10,482	201
	Scholastic Corp.	6,226	169
	National CineMedia Inc.	12,069	157
*	Lions Gate Entertainment Corp.	15,294	134
	Belo Corp. Class A	20,976	123
	Sinclair Broadcast Group Inc. Class A	11,668	121
*	Knology Inc.	7,042	100
*	Clear Channel Outdoor Holdings Inc. Class A	8,786	99
	Harte-Hanks Inc.	9,058	82
*	EW Scripps Co. Class A	7,612	65
*	Digital Generation Inc.	5,495	64
	World Wrestling Entertainment Inc. Class A	6,010	58
*	Journal Communications Inc. Class A	8,047	34
*	Entercom Communications Corp. Class A	4,703	26
*	Cumulus Media Inc. Class A	8,344	25
*	LIN TV Corp. Class A	5,330	18
*	Martha Stewart Living Omnimedia Class A	5,930	18
*	McClatchy Co. Class A	13,173	15
*	ReachLocal Inc.	1,835	15
*	Dex One Corp.	164	—
			93,312
Multiline Retail (6.7%)
	Target Corp.	142,739	7,522
	Kohl's Corp.	59,420	3,197
	Macy's Inc.	94,965	3,070
*	Dollar Tree Inc.	27,152	2,213
	Nordstrom Inc.	38,131	1,727
	Family Dollar Stores Inc.	26,756	1,590
*	Dollar General Corp.	30,362	1,232
	JC Penney Co. Inc.	35,508	1,138
*	Big Lots Inc.	16,701	670
*,^ Sears Holdings Corp.		9,571	577
	Dillard's Inc. Class A	7,392	347
*	Saks Inc.	25,341	241
*	99 Cents Only Stores	10,983	240
	Fred's Inc. Class A	8,122	109

* Gordmans Stores Inc.	1,230	16
		23,889
Specialty Retail (19.2%)
Home Depot Inc.	348,088	13,652
Lowe's Cos. Inc.	280,494	6,735
TJX Cos. Inc.	84,776	5,231
* Bed Bath & Beyond Inc.	55,467	3,356
Limited Brands Inc.	56,426	2,389
* O'Reilly Automotive Inc.	30,250	2,337
Ross Stores Inc.	26,036	2,320
Staples Inc.	158,010	2,277
Best Buy Co. Inc.	70,723	1,916
* AutoZone Inc.	5,549	1,822
Tiffany & Co.	26,941	1,806
Gap Inc.	85,736	1,602
* CarMax Inc.	50,350	1,448
PetSmart Inc.	25,179	1,215
Tractor Supply Co.	15,889	1,148
Advance Auto Parts Inc.	16,407	1,136
Abercrombie & Fitch Co.	19,351	927
Signet Jewelers Ltd.	19,283	854
* Dick's Sporting Goods Inc.	21,258	836
Foot Locker Inc.	34,331	810
Williams-Sonoma Inc.	20,999	793
* Ulta Salon Cosmetics & Fragrance Inc.	10,921	760
* Urban Outfitters Inc.	28,041	757
* GameStop Corp. Class A	31,337	725
* GNC Holdings Inc.	21,607	589
American Eagle Outfitters Inc.	39,015	543
* Sally Beauty Holdings Inc.	26,710	537
Rent-A-Center Inc.	13,716	493
Aaron's Inc.	16,627	437
* Ascena Retail Group Inc.	14,730	405
Guess? Inc.	14,373	404
Chico's FAS Inc.	38,315	398
* AutoNation Inc.	9,821	355
* Pier 1 Imports Inc.	23,653	321
* Genesco Inc.	5,334	315
* Childrens Place Retail Stores Inc.	5,808	313
* JOS A Bank Clothiers Inc.	6,134	302
Men's Wearhouse Inc.	10,823	301
* Aeropostale Inc.	17,863	277
* Hibbett Sports Inc.	6,086	277
Express Inc.	11,939	271
* ANN Inc.	11,519	270
DSW Inc. Class A	5,950	268
Group 1 Automotive Inc.	5,291	260
Monro Muffler Brake Inc.	6,411	257
RadioShack Corp.	22,202	255
Buckle Inc.	6,350	254
Finish Line Inc. Class A	11,666	246
* Cabela's Inc.	9,949	234
* Vitamin Shoppe Inc.	5,752	212
* Select Comfort Corp.	11,279	209
Penske Automotive Group Inc.	10,271	208
* Collective Brands Inc.	13,631	190
Cato Corp. Class A	6,067	155

* Office Depot Inc.	62,736	141
* Asbury Automotive Group Inc.	6,667	131
PEP Boys-Manny Moe & Jack	11,488	130
Sonic Automotive Inc. Class A	8,300	123
Lithia Motors Inc. Class A	5,064	112
* Zumiez Inc.	4,723	111
Stage Stores Inc.	7,862	99
* Charming Shoppes Inc.	25,236	98
* Lumber Liquidators Holdings Inc.	5,443	92
Barnes & Noble Inc.	5,276	92
* OfficeMax Inc.	19,268	90
* Rue21 Inc.	3,462	83
Brown Shoe Co. Inc.	9,581	80
* America's Car-Mart Inc.	2,095	75
* Wet Seal Inc. Class A	20,134	69
* hhgregg Inc.	4,347	69
HOT Topic Inc.	9,626	68
Bebe Stores Inc.	8,279	61
* Body Central Corp.	2,377	51
* Systemax Inc.	3,211	47
* Shoe Carnival Inc.	1,984	47
Haverty Furniture Cos. Inc.	3,589	43
* Kirkland's Inc.	3,419	43
Stein Mart Inc.	6,207	41
Big 5 Sporting Goods Corp.	3,935	36
* Talbots Inc.	15,428	31
* Citi Trends Inc.	3,255	29
Christopher & Banks Corp.	7,661	22
* Coldwater Creek Inc.	19,571	17
* Pacific Sunwear of California Inc.	11,573	16
* New York & Co. Inc.	5,835	16
		68,571
Textiles, Apparel & Luxury Goods (7.1%)
NIKE Inc. Class B	79,692	7,665
Coach Inc.	64,313	4,025
VF Corp.	19,531	2,709
Ralph Lauren Corp. Class A	13,715	1,946
* Lululemon Athletica Inc.	22,326	1,110
* Fossil Inc.	11,942	1,070
* Deckers Outdoor Corp.	8,585	935
PVH Corp.	13,531	919
* Under Armour Inc. Class A	8,420	685
* Hanesbrands Inc.	21,649	533
* Carter's Inc.	12,840	511
* Warnaco Group Inc.	9,567	485
Wolverine World Wide Inc.	11,030	406
* Crocs Inc.	19,908	309
* Steven Madden Ltd.	8,604	307
* Iconix Brand Group Inc.	16,286	281
Jones Group Inc.	19,485	211
* True Religion Apparel Inc.	5,419	191
* Liz Claiborne Inc.	21,295	176
* Vera Bradley Inc.	4,051	155
Columbia Sportswear Co.	2,664	135
Oxford Industries Inc.	3,097	117
* Skechers U.S.A. Inc. Class A	8,668	117
* Maidenform Brands Inc.	5,261	97

*	Quiksilver Inc.		27,116	84
*	G-III Apparel Group Ltd.		3,732	69
	Movado Group Inc.		3,979	63
*	Perry Ellis International Inc.		2,828	40
*	Unifi Inc.		3,224	25
*	Kenneth Cole Productions Inc. Class A		2,118	22
*	K-Swiss Inc. Class A		5,906	17
				25,415
Total Common Stocks (Cost $345,403)				356,865
		Coupon
Temporary Cash Investment (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost $879)		0.135%	878,968	879
Total Investments (100.1%) (Cost $346,282)				357,744
Other Assets and Liabilities-Net (-0.1%)[2]				(252)
Net Assets (100%)				357,492

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $740,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $762,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	356,865	—	—
Temporary Cash Investments	879	—	—
Total	357,744	—	—

Consumer Discretionary Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of August 31, 2011	12
Change in Unrealized Appreciation (Depreciation)	(8)
Sales	(4)
Balance as of November 30, 2011	—

C. At November 30, 2011, the cost of investment securities for tax purposes was $346,282,000. Net unrealized appreciation of investment securities for tax purposes was $11,462,000, consisting of unrealized gains of $44,749,000 on securities that had risen in value since their purchase and $33,287,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Beverages (20.1%)
	Coca-Cola Co.	1,284,967	86,388
	PepsiCo Inc.	958,677	61,355
	Coca-Cola Enterprises Inc.	230,168	6,012
	Dr Pepper Snapple Group Inc.	156,479	5,716
*	Hansen Natural Corp.	53,952	4,974
	Brown-Forman Corp. Class B	60,200	4,805
	Molson Coors Brewing Co. Class B	115,564	4,691
	Beam Inc.	75,332	3,956
*	Constellation Brands Inc. Class A	141,171	2,749
*	Boston Beer Co. Inc. Class A	9,769	976
*	Heckmann Corp.	128,703	753
	National Beverage Corp.	30,819	515
	Coca-Cola Bottling Co. Consolidated	9,063	508
*,^ Central European Distribution Corp.		93,458	429
*	Primo Water Corp.	67,272	207
			184,034
Food & Staples Retailing (21.4%)
	Wal-Mart Stores Inc.	1,157,580	68,181
	CVS Caremark Corp.	912,324	35,435
	Costco Wholesale Corp.	294,888	25,154
	Walgreen Co.	619,761	20,898
	Sysco Corp.	399,860	11,412
	Kroger Co.	399,017	9,249
	Whole Foods Market Inc.	104,434	7,112
	Safeway Inc.	255,822	5,116
	Casey's General Stores Inc.	32,988	1,761
*	United Natural Foods Inc.	38,293	1,468
	Ruddick Corp.	36,757	1,465
	SUPERVALU Inc.	182,612	1,342
	Pricesmart Inc.	17,446	1,184
*	Fresh Market Inc.	27,583	1,082
*	Rite Aid Corp.	717,283	875
	Andersons Inc.	19,136	848
	Spartan Stores Inc.	36,670	661
	Weis Markets Inc.	16,500	659
*	Susser Holdings Corp.	23,290	535
	Nash Finch Co.	17,352	482
*	Pantry Inc.	38,687	479
	Village Super Market Inc. Class A	14,717	451
*	Winn-Dixie Stores Inc.	79,389	439
	Ingles Markets Inc. Class A	26,253	405
			196,693
Food Products (20.3%)
	Kraft Foods Inc.	1,121,056	40,526
	General Mills Inc.	433,684	17,326
	Archer-Daniels-Midland Co.	435,848	13,128
	HJ Heinz Co.	220,293	11,598
	Mead Johnson Nutrition Co.	140,587	10,595

Kellogg Co.	175,539	8,630
Sara Lee Corp.	390,587	7,406
ConAgra Foods Inc.	286,375	7,234
Hershey Co.	114,974	6,632
Bunge Ltd.	102,928	6,433
JM Smucker Co.	81,909	6,223
* Green Mountain Coffee Roasters Inc.	88,661	4,648
Campbell Soup Co.	138,696	4,521
Tyson Foods Inc. Class A	222,953	4,490
McCormick & Co. Inc.	86,492	4,212
* Ralcorp Holdings Inc.	41,192	3,350
Hormel Foods Corp.	109,653	3,302
Corn Products International Inc.	56,998	2,963
* Smithfield Foods Inc.	114,044	2,793
* TreeHouse Foods Inc.	29,286	1,931
Flowers Foods Inc.	94,325	1,865
* Dean Foods Co.	156,260	1,588
* Darling International Inc.	101,414	1,457
Lancaster Colony Corp.	18,555	1,306
* Hain Celestial Group Inc.	34,552	1,290
B&G Foods Inc. Class A	52,499	1,165
Sanderson Farms Inc.	20,751	1,068
Fresh Del Monte Produce Inc.	39,902	1,001
J&J Snack Foods Corp.	17,159	890
Snyders-Lance Inc.	39,987	845
* Pilgrim's Pride Corp.	124,960	717
Cal-Maine Foods Inc.	20,084	680
Tootsie Roll Industries Inc.	25,917	625
Calavo Growers Inc.	22,357	594
* Smart Balance Inc.	99,430	528
Diamond Foods Inc.	18,870	524
* Chiquita Brands International Inc.	57,790	480
Farmer Bros Co.	58,361	454
* Dole Food Co. Inc.	53,250	450
* Seneca Foods Corp. Class A	17,230	391
Alico Inc.	1,326	24
		185,883
Household Products (19.4%)
Procter & Gamble Co.	1,733,523	111,934
Colgate-Palmolive Co.	329,158	30,118
Kimberly-Clark Corp.	266,324	19,034
Clorox Co.	93,980	6,105
Church & Dwight Co. Inc.	102,154	4,520
* Energizer Holdings Inc.	50,182	3,627
WD-40 Co.	18,835	780
* Spectrum Brands Holdings Inc.	26,586	745
* Central Garden and Pet Co. Class A	66,082	587
* Central Garden and Pet Co.	46,629	403
		177,853
Personal Products (2.8%)
Estee Lauder Cos. Inc. Class A	83,392	9,839
Avon Products Inc.	300,132	5,102
Herbalife Ltd.	84,778	4,688
Nu Skin Enterprises Inc. Class A	45,260	2,161
* Elizabeth Arden Inc.	27,386	1,035
* Prestige Brands Holdings Inc.	61,635	609

*	USANA Health Sciences Inc.		16,307	557
	Inter Parfums Inc.		28,468	488
*	Revlon Inc. Class A		31,161	481
*	Medifast Inc.		27,325	380
*	Nature's Sunshine Products Inc.		1,885	33
*	Schiff Nutrition International Inc.		2,682	32
				25,405
Tobacco (16.0%)
	Philip Morris International Inc.		1,086,296	82,819
	Altria Group Inc.		1,405,808	40,333
	Lorillard Inc.		98,781	11,026
	Reynolds American Inc.		241,148	10,094
	Universal Corp.		23,009	1,090
	Vector Group Ltd.		48,834	882
*	Star Scientific Inc.		162,958	430
*	Alliance One International Inc.		146,041	409
				147,083
Total Common Stocks (Cost $835,498)				916,951
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,378)		0.135%	1,378,113	1,378
Total Investments (100.1%) (Cost $836,876)				918,329
Other Assets and Liabilities-Net (-0.1%)[2]				(1,007)
Net Assets (100%)				917,322

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $142,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $155,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

Consumer Staples Index Fund

C. At November 30, 2011, the cost of investment securities for tax purposes was $836,876,000. Net unrealized appreciation of investment securities for tax purposes was $81,453,000, consisting of unrealized gains of $111,186,000 on securities that had risen in value since their purchase and $29,733,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.3%)
Energy Equipment & Services (20.5%)
Oil & Gas Drilling (2.7%)
Noble Corp.	343,788	11,871
Helmerich & Payne Inc.	144,564	8,234
* Nabors Industries Ltd.	392,413	7,040
* Rowan Cos. Inc.	176,250	5,977
Diamond Offshore Drilling Inc.	96,056	5,778
Patterson-UTI Energy Inc.	222,232	4,671
* Atwood Oceanics Inc.	86,745	3,556
* Unit Corp.	62,704	3,174
* Parker Drilling Co.	242,757	1,690
* Pioneer Drilling Co.	127,191	1,396
* Hercules Offshore Inc.	297,623	1,158
* Vantage Drilling Co.	678,023	814

Oil & Gas Equipment & Services (17.8%)
Schlumberger Ltd.	1,480,891	111,555
Halliburton Co.	1,171,390	43,107
National Oilwell Varco Inc.	540,368	38,744
Baker Hughes Inc.	558,474	30,498
* Cameron International Corp.	318,947	17,220
* FMC Technologies Inc.	316,448	16,569
* Weatherford International Ltd.	991,355	15,029
Core Laboratories NV	63,271	7,343
Oceaneering International Inc.	151,392	7,200
* Dresser-Rand Group Inc.	113,194	5,894
* Oil States International Inc.	72,545	5,459
CARBO Ceramics Inc.	28,966	4,122
* McDermott International Inc.	344,276	3,894
Tidewater Inc.	76,224	3,842
* Superior Energy Services Inc.	120,096	3,568
* Dril-Quip Inc.	48,687	3,463
* Complete Production Services Inc.	98,462	3,433
Lufkin Industries Inc.	46,572	3,264
* Key Energy Services Inc.	202,197	3,053
* Helix Energy Solutions Group Inc.	165,284	2,932
SEACOR Holdings Inc.	32,303	2,803
Bristow Group Inc.	57,742	2,660
* Hornbeck Offshore Services Inc.	73,800	2,490
* Global Industries Ltd.	255,623	2,040
* Gulfmark Offshore Inc.	44,046	1,975
RPC Inc.	84,039	1,640
* Newpark Resources Inc.	179,774	1,611
* Tetra Technologies Inc.	163,699	1,503
* Exterran Holdings Inc.	127,091	1,456
* ION Geophysical Corp.	249,875	1,452
* Basic Energy Services Inc.	69,102	1,302
* OYO Geospace Corp.	13,166	1,198
* Tesco Corp.	84,323	1,124
Gulf Island Fabrication Inc.	39,494	1,123

*	PHI Inc.	41,223	986
*	Dawson Geophysical Co.	26,307	918
*	Cal Dive International Inc.	368,926	871
*	Matrix Service Co.	91,126	853
*	Willbros Group Inc.	189,945	735
*	Global Geophysical Services Inc.	101,309	705
*	RigNet Inc.	41,913	690
			415,683
Oil, Gas & Consumable Fuels (79.8%)
	Coal & Consumable Fuels (2.3%)
	Peabody Energy Corp.	355,614	13,951
	Consol Energy Inc.	299,308	12,463
*	Alpha Natural Resources Inc.	310,744	7,458
	Arch Coal Inc.	303,987	4,982
*	Cloud Peak Energy Inc.	107,640	2,300
*	Patriot Coal Corp.	176,408	1,836
*	James River Coal Co.	121,416	1,007
*,^ Uranium Energy Corp.		269,258	821
*	USEC Inc.	553,036	780
*	Solazyme Inc.	61,594	719

	Integrated Oil & Gas (45.5%)
	Exxon Mobil Corp.	5,572,378	448,242
	Chevron Corp.	2,364,741	243,143
	ConocoPhillips	1,425,703	101,681
	Occidental Petroleum Corp.	947,025	93,661
	Hess Corp.	393,697	23,709
	Murphy Oil Corp.	241,191	13,487

	Oil & Gas Exploration & Production (23.8%)
	Anadarko Petroleum Corp.	632,583	51,410
	Apache Corp.	488,327	48,559
	EOG Resources Inc.	343,124	35,596
	Devon Energy Corp.	516,943	33,839
	Marathon Oil Corp.	917,578	25,656
	Noble Energy Inc.	227,696	22,403
	Chesapeake Energy Corp.	852,711	21,608
*	Southwestern Energy Co.	451,592	17,183
	Range Resources Corp.	210,246	15,077
*	Concho Resources Inc.	129,369	13,146
	Pioneer Natural Resources Co.	138,645	13,108
	Cabot Oil & Gas Corp.	141,816	12,563
	EQT Corp.	187,535	11,629
*	Denbury Resources Inc.	540,622	9,137
*	Newfield Exploration Co.	182,216	8,346
	QEP Resources Inc.	239,533	7,821
	Cimarex Energy Co.	115,950	7,778
*	Whiting Petroleum Corp.	159,608	7,423
*	Ultra Petroleum Corp.	208,100	7,327
	SM Energy Co.	88,350	7,023
*	Plains Exploration & Production Co.	194,493	6,920
*	Brigham Exploration Co.	167,180	6,090
	Energen Corp.	101,550	5,151
*	Continental Resources Inc.	66,272	4,678
*	Rosetta Resources Inc.	79,667	4,329
*	SandRidge Energy Inc.	546,718	4,018
*	Kodiak Oil & Gas Corp.	432,422	3,840

*	Energy XXI Bermuda Ltd.	104,877	3,297
	Berry Petroleum Co. Class A	71,737	3,148
*	Forest Oil Corp.	180,393	2,894
*	Bill Barrett Corp.	73,666	2,873
*	Gulfport Energy Corp.	86,685	2,752
*	Gran Tierra Energy Inc.	417,830	2,666
*	McMoRan Exploration Co.	162,157	2,591
*	Oasis Petroleum Inc.	84,357	2,570
^	EXCO Resources Inc.	209,861	2,499
*	Northern Oil and Gas Inc.	98,962	2,424
*	Stone Energy Corp.	76,793	2,172
*	Cobalt International Energy Inc.	202,474	2,164
*	Swift Energy Co.	73,572	2,162
*	Approach Resources Inc.	67,903	2,124
*	Carrizo Oil & Gas Inc.	67,079	1,909
*	Petroleum Development Corp.	52,025	1,745
	Contango Oil & Gas Co.	24,403	1,537
*	Quicksilver Resources Inc.	188,079	1,523
	W&T Offshore Inc.	75,850	1,519
*	Comstock Resources Inc.	90,425	1,504
*	Clayton Williams Energy Inc.	19,222	1,422
*	Rex Energy Corp.	85,486	1,381
*	Resolute Energy Corp.	98,297	1,332
*	Lone Pine Resources Inc.	175,416	1,314
*	GeoResources Inc.	45,649	1,301
*,^ Hyperdynamics Corp.		350,233	1,289
*,^ Magnum Hunter Resources Corp.		265,432	1,277
*	Goodrich Petroleum Corp.	73,442	1,071
*	Petroquest Energy Inc.	154,248	1,060
*	Energy Partners Ltd.	76,078	1,051
*	Vaalco Energy Inc.	165,177	1,041
*	Abraxas Petroleum Corp.	273,500	987
*,^ ATP Oil & Gas Corp.		133,107	977
*,^ BPZ Resources Inc.		298,544	952
*	Harvest Natural Resources Inc.	101,955	933
*	Venoco Inc.	98,131	915
*	Triangle Petroleum Corp.	155,601	895
	Penn Virginia Corp.	167,303	887
^	Houston American Energy Corp.	61,699	864
*	Endeavour International Corp.	124,704	862
*	TransAtlantic Petroleum Ltd.	681,284	852
*	FX Energy Inc.	177,520	847
*	Warren Resources Inc.	289,852	826
*	Gastar Exploration Ltd.	243,125	778
*	Oilsands Quest Inc.	3,476,513	311
*	Delta Petroleum Corp.	446,487	281
*	Atlas Energy Inc. Escrow	111,051	11

	Oil & Gas Refining & Marketing (3.2%)
	Valero Energy Corp.	743,711	16,562
	Marathon Petroleum Corp.	463,453	15,475
	HollyFrontier Corp.	304,740	7,085
	Sunoco Inc.	166,384	6,457
*	Tesoro Corp.	206,695	4,938
	World Fuel Services Corp.	103,016	4,416
*	CVR Energy Inc.	141,073	2,568
*,^ Clean Energy Fuels Corp.		105,906	1,387

*	Western Refining Inc.		112,489	1,338
*	Rentech Inc.		866,711	1,291
*	Amyris Inc.		74,585	841
*	Green Plains Renewable Energy Inc.		77,855	821
	Delek US Holdings Inc.		60,798	668
	Alon USA Energy Inc.		76,311	652
*	Gevo Inc.		101,275	623

	Oil & Gas Storage & Transportation (5.0%)
	El Paso Corp.		989,833	24,756
	Spectra Energy Corp.		835,198	24,572
	Williams Cos. Inc.		757,278	24,445
*	Kinder Morgan Management LLC		117,720	8,331
	Southern Union Co.		161,320	6,650
	Kinder Morgan Inc.		158,811	4,685
*	SemGroup Corp. Class A		71,394	2,010
*	Enbridge Energy Management LLC		58,742	1,871
*	Cheniere Energy Inc.		175,677	1,774
	Targa Resources Corp.		46,017	1,591
	Crosstex Energy Inc.		106,474	1,274
	Overseas Shipholding Group Inc.		85,231	899
*,^ General Maritime Corp.			164,697	3
				1,621,671
Total Common Stocks (Cost $1,805,541)				2,037,354
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$3,589)	0.135%	3,589,102	3,589
Total Investments (100.5%) (Cost $1,809,130)				2,040,943
Other Assets and Liabilities-Net (-0.5%)[2]				(9,701)
Net Assets (100%)				2,031,242

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,375,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,589,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Energy Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,037,343	—	11
Temporary Cash Investments	3,589	—	—
Total	2,040,932	—	11

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of August 31, 2011	—
Transfers into Level 3	11
Balance as of November 30, 2011	11

C. At November 30, 2011, the cost of investment securities for tax purposes was $1,809,130,000. Net unrealized appreciation of investment securities for tax purposes was $231,813,000, consisting of unrealized gains of $307,726,000 on securities that had risen in value since their purchase and $75,913,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Capital Markets (13.0%)
Goldman Sachs Group Inc.	144,060	13,810
Bank of New York Mellon Corp.	369,515	7,191
Morgan Stanley	433,620	6,413
State Street Corp.	151,028	5,988
BlackRock Inc.	28,351	4,877
Franklin Resources Inc.	46,244	4,662
T Rowe Price Group Inc.	76,851	4,362
Charles Schwab Corp.	322,994	3,863
Ameriprise Financial Inc.	70,699	3,246
Invesco Ltd.	135,141	2,737
Northern Trust Corp.	64,931	2,443
* Affiliated Managers Group Inc.	15,560	1,471
Legg Mason Inc.	41,918	1,112
TD Ameritrade Holding Corp.	67,773	1,104
Raymond James Financial Inc.	32,235	961
Ares Capital Corp.	61,456	956
Eaton Vance Corp.	35,570	855
* E*Trade Financial Corp.	85,542	785
SEI Investments Co.	43,708	734
* American Capital Ltd.	103,388	721
Waddell & Reed Financial Inc. Class A	25,737	700
* Stifel Financial Corp.	15,093	478
Federated Investors Inc. Class B	28,281	449
Jefferies Group Inc.	38,844	444
Apollo Investment Corp.	58,683	423
Janus Capital Group Inc.	56,305	372
* Knight Capital Group Inc. Class A	28,149	356
^ Prospect Capital Corp.	32,724	304
Greenhill & Co. Inc.	7,779	300
Solar Capital Ltd.	10,559	243
* LPL Investment Holdings Inc.	7,992	240
* Financial Engines Inc.	9,905	218
Fifth Street Finance Corp.	21,846	214
Evercore Partners Inc. Class A	6,898	191
Walter Investment Management Corp.	8,428	188
BlackRock Kelso Capital Corp.	21,114	184
^ Cohen & Steers Inc.	5,744	156
PennantPark Investment Corp.	13,569	144
Main Street Capital Corp.	7,163	140
BGC Partners Inc. Class A	21,980	139
* Virtus Investment Partners Inc.	1,790	136
KBW Inc.	9,928	135
* Investment Technology Group Inc.	12,684	135
Duff & Phelps Corp. Class A	8,318	123
Hercules Technology Growth Capital Inc.	12,946	122
Triangle Capital Corp.	6,711	122
* INTL. FCStone Inc.	4,772	119
* Piper Jaffray Cos.	5,642	117
* HFF Inc. Class A	9,802	110

* Safeguard Scientifics Inc.	6,295	106
Epoch Holding Corp.	4,322	105
MCG Capital Corp.	23,357	103
GFI Group Inc.	22,339	95
* ICG Group Inc.	10,966	94
MVC Capital Inc.	6,995	90
TICC Capital Corp.	9,873	88
Calamos Asset Management Inc. Class A	6,238	74
Capital Southwest Corp.	841	72
GAMCO Investors Inc.	1,415	67
* Ladenburg Thalmann Financial Services Inc.	27,740	65
Golub Capital BDC Inc.	3,968	63
Westwood Holdings Group Inc.	1,623	62
Artio Global Investors Inc. Class A	9,788	57
SWS Group Inc.	8,934	57
* Cowen Group Inc. Class A	19,425	48
Oppenheimer Holdings Inc. Class A	2,979	46
THL Credit Inc.	3,007	36
* Gleacher & Co. Inc.	23,960	31
* FBR & Co.	14,201	27
Pzena Investment Management Inc. Class A	2,770	14
* Penson Worldwide Inc.	3,646	4
		76,697
Commercial Banks (19.1%)
Wells Fargo & Co.	1,503,808	38,888
US Bancorp	575,893	14,927
PNC Financial Services Group Inc.	157,741	8,551
BB&T Corp.	208,955	4,841
Fifth Third Bancorp	276,147	3,339
SunTrust Banks Inc.	160,900	2,917
M&T Bank Corp.	33,954	2,478
KeyCorp	285,710	2,083
* CIT Group Inc.	57,227	1,938
Regions Financial Corp.	377,526	1,552
Comerica Inc.	60,337	1,522
Huntington Bancshares Inc.	259,390	1,362
Zions Bancorporation	55,139	887
East West Bancorp Inc.	44,566	872
Commerce Bancshares Inc.	23,168	863
Cullen/Frost Bankers Inc.	16,468	833
* Signature Bank	13,835	808
Hancock Holding Co.	24,003	733
First Horizon National Corp.	79,646	613
City National Corp.	14,312	607
* SVB Financial Group	12,829	603
Bank of Hawaii Corp.	14,113	600
CapitalSource Inc.	91,885	593
Valley National Bancorp	48,451	572
Fulton Financial Corp.	59,781	560
Associated Banc-Corp	52,386	545
Prosperity Bancshares Inc.	13,416	536
* First Republic Bank	17,504	497
FirstMerit Corp.	32,961	482
* Popular Inc.	309,594	461
TCF Financial Corp.	45,270	455
Iberiabank Corp.	9,111	454
BOK Financial Corp.	8,182	449

Webster Financial Corp.	22,433	442
Umpqua Holdings Corp.	34,541	432
Trustmark Corp.	18,390	411
FNB Corp.	38,152	407
Westamerica Bancorporation	8,600	395
Susquehanna Bancshares Inc.	47,270	374
United Bankshares Inc.	13,714	366
Synovus Financial Corp.	237,351	354
UMB Financial Corp.	9,704	346
National Penn Bancshares Inc.	38,833	323
Old National Bancorp	28,587	321
* Texas Capital Bancshares Inc.	11,094	320
Cathay General Bancorp	22,689	315
Wintrust Financial Corp.	10,643	296
International Bancshares Corp.	16,338	292
Community Bank System Inc.	10,625	281
First Financial Bancorp	17,522	278
Glacier Bancorp Inc.	21,852	262
MB Financial Inc.	15,449	262
First Citizens BancShares Inc. Class A	1,525	262
CVB Financial Corp.	25,532	251
First Financial Bankshares Inc.	7,531	249
Bank of the Ozarks Inc.	8,100	230
BancorpSouth Inc.	22,801	223
Park National Corp.	3,666	223
Columbia Banking System Inc.	11,949	215
First Midwest Bancorp Inc.	22,505	214
NBT Bancorp Inc.	10,013	213
* Investors Bancorp Inc.	15,285	209
PrivateBancorp Inc. Class A	19,706	189
Home Bancshares Inc.	7,015	174
PacWest Bancorp	9,276	173
Chemical Financial Corp.	8,248	170
Boston Private Financial Holdings Inc.	20,694	161
Independent Bank Corp.	6,047	158
S&T Bancorp Inc.	8,553	158
WesBanco Inc.	7,705	151
* Sterling Financial Corp.	9,508	151
First Commonwealth Financial Corp.	31,955	149
Oriental Financial Group Inc.	13,465	148
* Pinnacle Financial Partners Inc.	9,845	148
City Holding Co.	4,463	145
* Western Alliance Bancorp	22,426	141
* Nara Bancorp Inc.	13,824	130
* State Bank Financial Corp.	8,615	129
* Citizens Republic Bancorp Inc.	11,847	128
Sandy Spring Bancorp Inc.	7,155	124
SCBT Financial Corp.	4,230	120
First Busey Corp.	22,473	118
Simmons First National Corp. Class A	4,381	116
Lakeland Financial Corp.	4,686	115
Renasant Corp.	7,682	114
1st Source Corp.	4,530	114
Community Trust Bancorp Inc.	3,950	111
* Central Pacific Financial Corp.	8,163	109
First Financial Corp.	3,139	104
Tompkins Financial Corp.	2,538	102

Washington Trust Bancorp Inc.	4,242	101
Southside Bancshares Inc.	4,526	98
Hudson Valley Holding Corp.	4,715	96
TowneBank	7,262	90
* West Coast Bancorp	5,516	90
Cardinal Financial Corp.	8,193	88
StellarOne Corp.	7,046	86
Tower Bancorp Inc.	3,125	85
Union First Market Bankshares Corp.	6,459	85
SY Bancorp Inc.	3,951	84
Northfield Bancorp Inc.	5,782	83
Sterling Bancorp	9,452	82
Arrow Financial Corp.	3,284	78
* Eagle Bancorp Inc.	5,113	76
Bancfirst Corp.	2,002	74
Univest Corp. of Pennsylvania	4,717	71
Republic Bancorp Inc. Class A	3,248	69
* First Connecticut Bancorp Inc.	5,428	69
Camden National Corp.	2,253	67
Great Southern Bancorp Inc.	2,897	62
Lakeland Bancorp Inc.	7,115	62
Trico Bancshares	4,091	60
* Wilshire Bancorp Inc.	18,392	59
* United Community Banks Inc.	8,148	57
First Bancorp	4,769	56
CoBiz Financial Inc.	10,465	56
First Interstate Bancsystem Inc.	4,729	56
First Community Bancshares Inc.	4,464	55
Heartland Financial USA Inc.	3,560	55
Capital City Bank Group Inc.	3,130	33
* Southwest Bancorp Inc.	5,647	28
Suffolk Bancorp	3,103	27
* Hampton Roads Bankshares Inc.	3,143	10
		112,285
Consumer Finance (5.1%)
American Express Co.	322,071	15,472
Capital One Financial Corp.	137,704	6,150
Discover Financial Services	163,513	3,895
SLM Corp.	154,187	1,986
Cash America International Inc.	8,757	435
* Ezcorp Inc. Class A	13,331	388
* World Acceptance Corp.	4,417	303
* First Cash Financial Services Inc.	8,269	300
* Credit Acceptance Corp.	2,988	245
* DFC Global Corp.	12,586	229
* Green Dot Corp. Class A	6,234	208
Nelnet Inc. Class A	9,035	207
Advance America Cash Advance Centers Inc.	15,251	130
* Netspend Holdings Inc.	10,812	68
* First Marblehead Corp.	18,268	21
		30,037
Diversified Financial Services (16.0%)
JPMorgan Chase & Co.	1,168,924	36,202
Citigroup Inc.	874,937	24,043
Bank of America Corp.	3,038,490	16,529
CME Group Inc.	19,037	4,745

* IntercontinentalExchange Inc.	21,994	2,677
NYSE Euronext	78,412	2,239
Moody's Corp.	61,590	2,138
Leucadia National Corp.	62,419	1,462
* MSCI Inc. Class A	36,020	1,216
* NASDAQ OMX Group Inc.	37,295	979
CBOE Holdings Inc.	27,153	731
* Portfolio Recovery Associates Inc.	5,069	352
* PHH Corp.	16,882	259
MarketAxess Holdings Inc.	8,023	232
Interactive Brokers Group Inc.	13,692	204
* Encore Capital Group Inc.	6,664	145
* PICO Holdings Inc.	6,126	136
* NewStar Financial Inc.	7,743	77
Life Partners Holdings Inc.	3,073	19
		94,385
Insurance (23.4%)
* Berkshire Hathaway Inc. Class B	271,966	21,420
MetLife Inc.	317,014	9,980
Prudential Financial Inc.	145,039	7,345
Travelers Cos. Inc.	125,535	7,061
ACE Ltd.	101,246	7,040
Aflac Inc.	140,051	6,084
Chubb Corp.	85,701	5,780
Marsh & McLennan Cos. Inc.	162,398	4,903
Allstate Corp.	154,811	4,147
Aon Corp.	88,072	4,049
Loews Corp.	96,833	3,721
Progressive Corp.	181,900	3,431
American International Group Inc.	142,451	3,321
Principal Financial Group Inc.	93,894	2,266
Hartford Financial Services Group Inc.	127,076	2,257
Unum Group	90,895	2,046
Lincoln National Corp.	92,423	1,865
XL Group plc Class A	89,290	1,841
Willis Group Holdings plc	49,335	1,740
* Arch Capital Group Ltd.	39,932	1,508
Everest Re Group Ltd.	16,272	1,428
Cincinnati Financial Corp.	46,441	1,377
Torchmark Corp.	31,483	1,341
PartnerRe Ltd.	19,224	1,263
WR Berkley Corp.	35,687	1,217
Axis Capital Holdings Ltd.	36,839	1,176
Reinsurance Group of America Inc. Class A	22,176	1,142
RenaissanceRe Holdings Ltd.	15,485	1,137
* Markel Corp.	2,768	1,111
Assurant Inc.	28,310	1,111
Arthur J Gallagher & Co.	33,837	1,048
Transatlantic Holdings Inc.	18,716	1,023
Fidelity National Financial Inc. Class A	63,667	1,010
* Genworth Financial Inc. Class A	147,325	971
HCC Insurance Holdings Inc.	32,929	885
White Mountains Insurance Group Ltd.	2,054	872
American Financial Group Inc.	22,503	810
Brown & Brown Inc.	36,388	759
ProAssurance Corp.	8,639	688
Allied World Assurance Co. Holdings AG	10,839	645

Erie Indemnity Co. Class A	8,680	640
Old Republic International Corp.	73,938	608
Validus Holdings Ltd.	19,313	581
Aspen Insurance Holdings Ltd.	21,316	565
Protective Life Corp.	25,337	562
Alleghany Corp.	1,850	533
Alterra Capital Holdings Ltd.	22,205	510
Hanover Insurance Group Inc.	13,718	495
Assured Guaranty Ltd.	49,756	483
* CNO Financial Group Inc.	74,751	472
StanCorp Financial Group Inc.	13,329	470
* MBIA Inc.	44,212	429
Kemper Corp.	15,400	424
Delphi Financial Group Inc.	14,658	403
RLI Corp.	5,668	402
Endurance Specialty Holdings Ltd.	10,934	395
Platinum Underwriters Holdings Ltd.	11,245	387
Mercury General Corp.	8,256	371
First American Financial Corp.	31,576	366
Montpelier Re Holdings Ltd.	18,463	314
Primerica Inc.	11,917	274
Argo Group International Holdings Ltd.	9,319	273
* Enstar Group Ltd.	2,649	268
Selective Insurance Group Inc.	16,247	268
Tower Group Inc.	11,688	245
Symetra Financial Corp.	25,123	237
* Greenlight Capital Re Ltd. Class A	9,089	217
Amtrust Financial Services Inc.	8,169	217
Harleysville Group Inc.	3,642	215
Infinity Property & Casualty Corp.	3,612	207
Employers Holdings Inc.	11,307	196
American Equity Investment Life Holding Co.	16,838	186
* National Financial Partners Corp.	12,732	176
American National Insurance Co.	2,410	173
* Navigators Group Inc.	3,579	167
Safety Insurance Group Inc.	3,929	164
Meadowbrook Insurance Group Inc.	15,554	159
FBL Financial Group Inc. Class A	4,528	154
Horace Mann Educators Corp.	12,253	150
Flagstone Reinsurance Holdings SA	17,920	147
Maiden Holdings Ltd.	16,687	145
* AMERISAFE Inc.	5,660	133
United Fire & Casualty Co.	6,611	129
National Western Life Insurance Co. Class A	803	116
* Hilltop Holdings Inc.	13,009	110
* Citizens Inc.	11,774	101
* eHealth Inc.	6,434	98
OneBeacon Insurance Group Ltd. Class A	6,132	94
* Global Indemnity plc	4,103	77
* Phoenix Cos. Inc.	35,892	65
State Auto Financial Corp.	5,002	60
Presidential Life Corp.	5,680	58
Stewart Information Services Corp.	5,276	56
Baldwin & Lyons Inc.	2,412	53
National Interstate Corp.	2,086	49
Kansas City Life Insurance Co.	1,304	42
Donegal Group Inc. Class A	2,379	32

EMC Insurance Group Inc.	1,538	31
Crawford & Co. Class B	3,768	24
Crawford & Co. Class A	4,846	20
Universal Insurance Holdings Inc.	475	2
SeaBright Holdings Inc.	155	1
		137,818
Real Estate Investment Trusts (21.0%)
Simon Property Group Inc.	87,988	10,940
Public Storage	43,438	5,729
Equity Residential	88,906	4,907
HCP Inc.	122,065	4,718
Annaly Capital Management Inc.	290,616	4,670
Ventas Inc.	81,946	4,323
Boston Properties Inc.	44,056	4,202
ProLogis Inc.	137,702	3,831
Vornado Realty Trust	49,738	3,703
AvalonBay Communities Inc.	28,163	3,516
Host Hotels & Resorts Inc.	211,785	2,997
Health Care REIT Inc.	56,815	2,850
Weyerhaeuser Co.	161,795	2,717
Macerich Co.	39,458	1,977
Kimco Realty Corp.	122,235	1,928
American Capital Agency Corp.	66,139	1,898
Digital Realty Trust Inc.	29,854	1,896
General Growth Properties Inc.	130,735	1,841
Plum Creek Timber Co. Inc.	48,581	1,790
SL Green Realty Corp.	25,680	1,691
Federal Realty Investment Trust	18,882	1,670
UDR Inc.	65,750	1,545
Rayonier Inc.	36,483	1,483
Essex Property Trust Inc.	10,191	1,354
Realty Income Corp.	39,966	1,353
Camden Property Trust	21,433	1,237
Alexandria Real Estate Equities Inc.	18,501	1,213
BRE Properties Inc.	22,485	1,094
Taubman Centers Inc.	17,372	1,083
Senior Housing Properties Trust	48,314	1,059
Liberty Property Trust	34,581	1,031
Regency Centers Corp.	26,966	1,002
Duke Realty Corp.	75,866	880
Piedmont Office Realty Trust Inc. Class A	52,113	867
BioMed Realty Trust Inc.	46,327	825
American Campus Communities Inc.	20,946	824
Chimera Investment Corp.	308,558	824
Hospitality Properties Trust	36,998	815
National Retail Properties Inc.	30,640	811
Home Properties Inc.	14,289	785
Apartment Investment & Management Co.	35,896	782
DDR Corp.	66,428	777
MFA Financial Inc.	106,717	734
Tanger Factory Outlet Centers	25,814	732
Weingarten Realty Investors	34,519	714
Equity Lifestyle Properties Inc.	11,507	711
Mack-Cali Realty Corp.	26,037	663
Douglas Emmett Inc.	36,407	655
Mid-America Apartment Communities Inc.	11,218	643
Extra Space Storage Inc.	26,595	641

Kilroy Realty Corp.	17,498	632
Entertainment Properties Trust	13,995	626
Highwoods Properties Inc.	21,641	624
CBL & Associates Properties Inc.	42,266	604
Post Properties Inc.	15,049	602
Hatteras Financial Corp.	22,448	602
LaSalle Hotel Properties	25,414	595
Omega Healthcare Investors Inc.	30,444	546
Invesco Mortgage Capital Inc.	34,527	544
Washington REIT	19,825	539
Starwood Property Trust Inc.	28,087	501
Colonial Properties Trust	24,834	493
RLJ Lodging Trust	28,683	459
Corporate Office Properties Trust	21,493	448
DiamondRock Hospitality Co.	50,320	442
DuPont Fabros Technology Inc.	18,424	415
CommonWealth REIT	24,621	412
Healthcare Realty Trust Inc.	23,350	411
Two Harbors Investment Corp.	42,197	395
Potlatch Corp.	12,013	386
DCT Industrial Trust Inc.	74,087	356
Brandywine Realty Trust	40,809	355
Sovran Self Storage Inc.	8,324	347
EastGroup Properties Inc.	8,105	345
CubeSmart	34,267	342
CYS Investments Inc.	24,924	327
Lexington Realty Trust	42,696	324
Medical Properties Trust Inc.	33,664	322
Equity One Inc.	19,019	318
Capstead Mortgage Corp.	25,379	317
PS Business Parks Inc.	5,945	313
National Health Investors Inc.	7,149	302
Pebblebrook Hotel Trust	15,446	286
Glimcher Realty Trust	32,281	281
* Sunstone Hotel Investors Inc.	35,842	273
LTC Properties Inc.	9,158	263
Education Realty Trust Inc.	27,131	253
Acadia Realty Trust	12,856	252
Government Properties Income Trust	11,420	248
Alexander's Inc.	619	246
Redwood Trust Inc.	23,765	245
Franklin Street Properties Corp.	22,277	243
Anworth Mortgage Asset Corp.	38,384	243
* First Industrial Realty Trust Inc.	24,999	237
* Strategic Hotels & Resorts Inc.	44,571	224
CreXus Investment Corp.	22,073	215
Sun Communities Inc.	5,995	214
Associated Estates Realty Corp.	12,674	205
Inland Real Estate Corp.	26,985	200
Hersha Hospitality Trust Class A	45,985	198
First Potomac Realty Trust	15,057	192
Investors Real Estate Trust	24,026	169
Cousins Properties Inc.	28,084	167
ARMOUR Residential REIT Inc.	22,983	164
American Assets Trust Inc.	7,502	155
Retail Opportunity Investments Corp.	12,760	150
Pennsylvania REIT	15,981	149

Colony Financial Inc.	10,017	148
* iStar Financial Inc.	25,441	141
Chesapeake Lodging Trust	8,861	141
Newcastle Investment Corp.	30,886	137
PennyMac Mortgage Investment Trust	8,465	136
Universal Health Realty Income Trust	3,628	134
Ashford Hospitality Trust Inc.	16,528	132
Getty Realty Corp.	8,067	129
NorthStar Realty Finance Corp.	29,010	127
Saul Centers Inc.	3,624	127
Sabra Health Care REIT Inc.	10,781	114
Urstadt Biddle Properties Inc. Class A	6,435	109
Resource Capital Corp.	19,765	105
Dynex Capital Inc.	11,536	103
Coresite Realty Corp.	6,025	101
Ramco-Gershenson Properties Trust	11,210	95
Campus Crest Communities Inc.	9,390	95
* FelCor Lodging Trust Inc.	34,612	91
Excel Trust Inc.	7,740	85
Winthrop Realty Trust	9,057	85
CapLease Inc.	20,056	83
Hudson Pacific Properties Inc.	6,095	78
Kite Realty Group Trust	18,201	77
Monmouth Real Estate Investment Corp. Class A	8,647	73
Apollo Commercial Real Estate Finance Inc.	5,328	72
Parkway Properties Inc.	6,795	69
Cedar Realty Trust Inc.	17,015	57
Cogdell Spencer Inc.	14,837	56
Summit Hotel Properties Inc.	5,682	48
		123,595
Real Estate Management & Development (0.7%)
* CBRE Group Inc. Class A	87,844	1,477
Jones Lang LaSalle Inc.	13,118	845
* Forest City Enterprises Inc. Class A	39,733	482
* Howard Hughes Corp.	8,015	370
* St. Joe Co.	20,671	297
* Altisource Portfolio Solutions SA	5,846	278
* Forestar Group Inc.	10,387	158
* Tejon Ranch Co.	4,394	108
Kennedy-Wilson Holdings Inc.	9,285	103
* Avatar Holdings Inc.	2,677	16
Consolidated-Tomoka Land Co.	405	11
		4,145
Thrifts & Mortgage Finance (1.6%)
New York Community Bancorp Inc.	131,377	1,582
People's United Financial Inc.	113,068	1,408
Hudson City Bancorp Inc.	142,407	796
First Niagara Financial Group Inc.	88,374	778
Capitol Federal Financial Inc.	50,555	572
Washington Federal Inc.	33,034	430
* Ocwen Financial Corp.	30,184	398
Northwest Bancshares Inc.	30,900	384
* TFS Financial Corp.	27,893	258
Provident Financial Services Inc.	16,377	214
Oritani Financial Corp.	16,251	211
Astoria Financial Corp.	26,749	202

	BankUnited Inc.		8,773	190
*	MGIC Investment Corp.		54,815	158
	Trustco Bank Corp. NY		27,567	145
	Brookline Bancorp Inc.		17,718	142
	ViewPoint Financial Group		10,613	136
	Flushing Financial Corp.		9,141	118
	Berkshire Hills Bancorp Inc.		5,687	113
	Dime Community Bancshares Inc.		9,033	107
*	Beneficial Mutual Bancorp Inc.		11,133	97
	Rockville Financial Inc.		8,827	90
	Radian Group Inc.		41,019	89
	United Financial Bancorp Inc.		4,517	76
	WSFS Financial Corp.		2,065	75
	Provident New York Bancorp		10,743	75
*	Walker & Dunlop Inc.		5,052	64
	Territorial Bancorp Inc.		3,069	61
	Westfield Financial Inc.		7,804	57
	Home Federal Bancorp Inc.		4,804	52
	Bank Mutual Corp.		13,774	47
	First Financial Holdings Inc.		4,749	39
*	Flagstar Bancorp Inc.		67,726	35
*	Doral Financial Corp.		36,604	31
	Roma Financial Corp.		2,557	25
*	PMI Group Inc.		46,429	1
				9,256
Total Common Stocks (Cost $833,054)				588,218
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investments (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $443)		0.135%	443,084	443
Total Investments (100.0%) (Cost $833,497)				588,661
Other Assets and Liabilities-Net (0.0%)[2]				(161)
Net Assets (100%)				588,500

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $218,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $224,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Financials Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $833,497,000. Net unrealized depreciation of investment securities for tax purposes was $244,836,000, consisting of unrealized gains of $19,023,000 on securities that had risen in value since their purchase and $263,859,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Food Products (0.0%)
Smart Balance Inc.	10,018	178

Biotechnology (13.7%)
Amgen Inc.	445,569	25,803
* Gilead Sciences Inc.	371,825	14,817
* Celgene Corp.	221,261	13,957
* Biogen Idec Inc.	111,165	12,778
* Alexion Pharmaceuticals Inc.	89,010	6,111
* Pharmasset Inc.	32,741	4,289
* Vertex Pharmaceuticals Inc.	100,387	2,910
* Regeneron Pharmaceuticals Inc.	34,535	2,052
* BioMarin Pharmaceutical Inc.	53,923	1,867
* Onyx Pharmaceuticals Inc.	30,733	1,355
* Cubist Pharmaceuticals Inc.	29,530	1,139
* Cepheid Inc.	30,243	1,037
* United Therapeutics Corp.	25,308	1,035
* Theravance Inc.	38,883	908
* Myriad Genetics Inc.	41,174	875
* Seattle Genetics Inc.	47,122	784
* Ariad Pharmaceuticals Inc.	63,451	767
* Incyte Corp. Ltd.	54,798	755
* Medivation Inc.	15,923	732
* Alkermes plc	47,074	720
* Human Genome Sciences Inc.	91,001	698
* Amylin Pharmaceuticals Inc.	63,132	682
* Dendreon Corp.	71,802	620
* InterMune Inc.	26,351	479
* Immunogen Inc.	36,838	448
* Acorda Therapeutics Inc.	18,902	438
PDL BioPharma Inc.	67,066	429
* Halozyme Therapeutics Inc.	39,307	373
* Pharmacyclics Inc.	23,354	356
* Spectrum Pharmaceuticals Inc.	25,078	347
* Opko Health Inc.	68,008	337
* Isis Pharmaceuticals Inc.	45,292	336
* Ironwood Pharmaceuticals Inc.	27,229	329
* Momenta Pharmaceuticals Inc.	20,714	312
* Exelixis Inc.	61,031	281
* Rigel Pharmaceuticals Inc.	34,420	262
* Idenix Pharmaceuticals Inc.	33,076	251
* AVEO Pharmaceuticals Inc.	14,597	247
* NPS Pharmaceuticals Inc.	41,080	233
* Micromet Inc.	35,187	216
* Ardea Biosciences Inc.	11,480	214
* Exact Sciences Corp.	24,825	211
* Emergent Biosolutions Inc.	11,890	203
* Genomic Health Inc.	7,042	191

*	Dynavax Technologies Corp.	57,526	179
*	Neurocrine Biosciences Inc.	23,804	156
*	Protalix BioTherapeutics Inc.	24,581	149
*	Achillion Pharmaceuticals Inc.	21,900	146
*	Arqule Inc.	24,298	136
*	ZIOPHARM Oncology Inc.	26,072	136
*,^ MannKind Corp.		40,634	124
*	Alnylam Pharmaceuticals Inc.	17,074	121
*	Enzon Pharmaceuticals Inc.	16,421	116
*	Immunomedics Inc.	34,526	116
*	Arena Pharmaceuticals Inc.	69,648	110
*	Progenics Pharmaceuticals Inc.	15,216	102
*	Geron Corp.	60,983	102
*	Lexicon Pharmaceuticals Inc.	86,727	101
*	Ligand Pharmaceuticals Inc. Class B	8,562	100
*	Raptor Pharmaceutical Corp.	18,035	100
*	Targacept Inc.	13,226	99
*	Cell Therapeutics Inc.	88,515	99
*	Savient Pharmaceuticals Inc.	33,633	84
*	PROLOR Biotech Inc.	16,502	72
*	Sangamo Biosciences Inc.	23,515	71
*	Metabolix Inc.	14,686	70
*	Novavax Inc.	46,726	64
*	Dyax Corp.	44,051	63
*	Biotime Inc.	11,106	50
*	Allos Therapeutics Inc.	37,220	50
*	Codexis Inc.	9,085	44
*	Trius Therapeutics Inc.	5,570	41
*	SIGA Technologies Inc.	18,161	38
*	Osiris Therapeutics Inc.	7,846	37
*	BioMimetic Therapeutics Inc.	9,679	30
*	Orexigen Therapeutics Inc.	16,063	29
*	Nabi Biopharmaceuticals	13,806	25
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	8,685	8
*	Biospecifics Technologies Corp.	301	5
*	Lexicon Pharmaceuticals Inc. Rights Exp. 12/21/2011	86,727	3
			106,160
Health Care Equipment & Supplies (16.4%)
	Medtronic Inc.	511,349	18,628
	Baxter International Inc.	274,368	14,174
	Covidien plc	238,489	10,863
*	Intuitive Surgical Inc.	18,905	8,209
	Becton Dickinson and Co.	105,298	7,769
	Stryker Corp.	140,466	6,859
	St. Jude Medical Inc.	158,955	6,110
*	Zimmer Holdings Inc.	92,342	4,668
*	Boston Scientific Corp.	738,048	4,354
*	Edwards Lifesciences Corp.	55,489	3,664
	CR Bard Inc.	41,795	3,644
*	Varian Medical Systems Inc.	56,534	3,518
*	CareFusion Corp.	107,545	2,665
	DENTSPLY International Inc.	68,241	2,464
*	Hologic Inc.	126,431	2,226
*	IDEXX Laboratories Inc.	27,594	2,075
*	ResMed Inc.	73,515	1,915
*	Gen-Probe Inc.	23,273	1,466
	Cooper Cos. Inc.	23,026	1,411

* Sirona Dental Systems Inc.	27,014	1,200
Teleflex Inc.	19,714	1,200
Hill-Rom Holdings Inc.	30,376	960
* Alere Inc.	39,084	914
* Thoratec Corp.	28,895	879
STERIS Corp.	28,408	854
* Align Technology Inc.	30,322	743
* Haemonetics Corp.	12,336	731
West Pharmaceutical Services Inc.	16,208	624
* Volcano Corp.	25,115	620
Masimo Corp.	25,883	535
* Zoll Medical Corp.	10,554	486
* NxStage Medical Inc.	20,934	410
* Insulet Corp.	21,722	404
* MAKO Surgical Corp.	13,731	395
* Arthrocare Corp.	13,097	390
Meridian Bioscience Inc.	19,736	378
* Neogen Corp.	10,657	375
* Cyberonics Inc.	12,195	370
* CONMED Corp.	13,583	357
Analogic Corp.	6,113	342
* Integra LifeSciences Holdings Corp.	10,352	333
* HeartWare International Inc.	4,658	321
* ABIOMED Inc.	15,433	311
* Orthofix International NV	8,923	306
* Abaxis Inc.	10,763	298
Invacare Corp.	14,049	289
* Wright Medical Group Inc.	18,796	276
* SonoSite Inc.	6,627	274
* ICU Medical Inc.	6,005	264
* NuVasive Inc.	19,030	263
* Merit Medical Systems Inc.	18,825	261
* Quidel Corp.	14,305	260
* DexCom Inc.	32,093	257
* Greatbatch Inc.	11,264	249
* Endologix Inc.	19,163	217
* OraSure Technologies Inc.	21,217	202
Atrion Corp.	777	189
Cantel Medical Corp.	7,015	185
* AngioDynamics Inc.	11,830	179
* Staar Surgical Co.	16,990	167
* Conceptus Inc.	14,317	157
* Symmetry Medical Inc.	17,530	137
* Unilife Corp.	33,186	136
* Accuray Inc.	30,163	121
* Tornier NV	6,665	120
* Antares Pharma Inc.	44,710	117
* Natus Medical Inc.	13,731	115
* RTI Biologics Inc.	24,766	106
* Kensey Nash Corp.	3,840	98
* SurModics Inc.	7,786	97
* Neoprobe Corp.	38,237	95
* Palomar Medical Technologies Inc.	8,435	70
* Exactech Inc.	3,858	58
* Stereotaxis Inc.	5,285	5
* Alimera Sciences Inc.	3,665	5
		126,387

Health Care Providers & Services (19.7%)
	UnitedHealth Group Inc.	518,726	25,298
	WellPoint Inc.	173,788	12,261
*	Medco Health Solutions Inc.	185,825	10,531
*	Express Scripts Inc.	223,556	10,205
	McKesson Corp.	118,659	9,648
	Aetna Inc.	179,683	7,514
	Humana Inc.	80,392	7,129
	Cardinal Health Inc.	166,035	7,050
	Cigna Corp.	137,679	6,090
	AmerisourceBergen Corp. Class A	129,694	4,818
	Quest Diagnostics Inc.	76,376	4,480
*	Laboratory Corp. of America Holdings	48,863	4,189
*	DaVita Inc.	44,974	3,426
*	Henry Schein Inc.	44,464	2,861
*	Coventry Health Care Inc.	71,662	2,289
*	HCA Holdings Inc.	84,047	2,049
	Omnicare Inc.	55,828	1,821
	Universal Health Services Inc. Class B	43,704	1,758
*	Healthspring Inc.	30,976	1,692
*	Mednax Inc.	23,607	1,591
	Patterson Cos. Inc.	47,359	1,429
*	AMERIGROUP Corp.	23,865	1,364
*	Health Net Inc.	43,563	1,357
*	HMS Holdings Corp.	40,675	1,234
*	WellCare Health Plans Inc.	20,499	1,198
*	Catalyst Health Solutions Inc.	21,539	1,120
*	Tenet Healthcare Corp.	235,560	1,095
	Lincare Holdings Inc.	45,464	1,078
*	Health Management Associates Inc. Class A	121,801	1,001
*	LifePoint Hospitals Inc.	25,238	990
	Owens & Minor Inc.	30,687	945
*	Centene Corp.	24,132	934
*	Community Health Systems Inc.	45,647	907
*	HealthSouth Corp.	45,781	791
*	Magellan Health Services Inc.	15,476	784
*	Brookdale Senior Living Inc. Class A	50,005	778
*	VCA Antech Inc.	39,466	776
*	PSS World Medical Inc.	26,724	652
	Chemed Corp.	10,249	550
*	Air Methods Corp.	5,464	441
*	MWI Veterinary Supply Inc.	5,756	398
*	Amsurg Corp. Class A	15,108	394
*,^ Accretive Health Inc.		16,122	372
*	IPC The Hospitalist Co. Inc.	7,935	366
*	Kindred Healthcare Inc.	25,074	311
*	Team Health Holdings Inc.	13,957	306
*	Molina Healthcare Inc.	13,155	287
*	Select Medical Holdings Corp.	26,702	232
*	Hanger Orthopedic Group Inc.	14,448	231
	Landauer Inc.	4,475	227
*	PharMerica Corp.	14,187	222
*	Emeritus Corp.	13,797	219
	Universal American Corp.	16,382	215
*	Triple-S Management Corp. Class B	9,421	184
*	Amedisys Inc.	14,008	166
	National Healthcare Corp.	3,923	163

* Corvel Corp.	3,383	161
Ensign Group Inc.	6,582	156
* Vanguard Health Systems Inc.	14,884	152
* Bio-Reference Labs Inc.	12,144	151
Assisted Living Concepts Inc. Class A	9,492	130
* Sunrise Senior Living Inc.	24,733	124
* MedQuist Holdings Inc.	13,084	122
* BioScrip Inc.	19,871	122
* LHC Group Inc.	7,524	105
* Healthways Inc.	16,012	104
* ExamWorks Group Inc.	14,849	100
* Gentiva Health Services Inc.	14,006	82
* AMN Healthcare Services Inc.	14,785	68
* Cross Country Healthcare Inc.	13,117	68
* Almost Family Inc.	4,001	60
* Skilled Healthcare Group Inc.	9,142	39
* Sun Healthcare Group Inc.	11,217	35
* Alliance HealthCare Services Inc.	44	—
		152,196
Health Care Technology (1.2%)
* Cerner Corp.	69,293	4,225
* Allscripts Healthcare Solutions Inc.	91,557	1,782
* athenahealth Inc.	15,889	944
Quality Systems Inc.	19,588	692
* Omnicell Inc.	15,879	257
Computer Programs & Systems Inc.	5,024	228
* MedAssets Inc.	22,601	216
* Medidata Solutions Inc.	9,945	201
* HealthStream Inc.	9,155	154
* Merge Healthcare Inc.	25,604	138
* Transcend Services Inc.	4,637	126
* Epocrates Inc.	7,450	64
		9,027
Life Sciences Tools & Services (4.5%)
* Thermo Fisher Scientific Inc.	184,380	8,712
* Agilent Technologies Inc.	167,803	6,293
* Waters Corp.	44,138	3,531
* Life Technologies Corp.	87,017	3,370
* Mettler-Toledo International Inc.	15,492	2,476
Pharmaceutical Product Development Inc.	52,184	1,733
* Illumina Inc.	60,022	1,670
* Covance Inc.	29,143	1,338
Techne Corp.	16,944	1,143
PerkinElmer Inc.	54,282	1,027
* Bio-Rad Laboratories Inc. Class A	9,332	880
* Charles River Laboratories International Inc.	22,300	632
* PAREXEL International Corp.	28,361	569
* Bruker Corp.	35,897	449
* Luminex Corp.	18,159	377
* Sequenom Inc.	47,557	199
* Affymetrix Inc.	31,671	143
* eResearchTechnology Inc.	23,630	108
* Fluidigm Corp.	7,764	105
* Pacific Biosciences of California Inc.	16,582	47
* Enzo Biochem Inc.	16,415	40
* Complete Genomics Inc.	7,352	27

*	Albany Molecular Research Inc.		9,966	23
				34,892
Pharmaceuticals (44.5%)
	Johnson & Johnson		1,321,348	85,518
	Pfizer Inc.		3,761,947	75,502
	Merck & Co. Inc.		1,485,476	53,106
	Abbott Laboratories		750,377	40,933
	Bristol-Myers Squibb Co.		822,240	26,904
	Eli Lilly & Co.		502,243	19,010
	Allergan Inc.		148,288	12,415
*	Watson Pharmaceuticals Inc.		64,741	4,184
*	Mylan Inc.		205,423	4,012
*	Forest Laboratories Inc.		132,304	3,964
	Perrigo Co.		40,334	3,949
*	Hospira Inc.		80,638	2,273
*	Endo Pharmaceuticals Holdings Inc.		56,027	1,918
*	Questcor Pharmaceuticals Inc.		28,643	1,288
*	Salix Pharmaceuticals Ltd.		28,530	1,259
*	Warner Chilcott plc Class A		67,179	1,056
	Medicis Pharmaceutical Corp. Class A		29,656	968
*	Viropharma Inc.		36,446	875
*	Impax Laboratories Inc.		29,811	600
*	Par Pharmaceutical Cos. Inc.		17,621	571
*	Medicines Co.		25,786	488
*	Vivus Inc.		42,882	434
*	Auxilium Pharmaceuticals Inc.		22,856	398
*	Jazz Pharmaceuticals Inc.		9,067	359
*	Akorn Inc.		31,676	341
*	Nektar Therapeutics		54,518	273
*	Optimer Pharmaceuticals Inc.		21,007	242
*	Hi-Tech Pharmacal Co. Inc.		4,521	188
*	AVANIR Pharmaceuticals Inc.		53,399	131
*	MAP Pharmaceuticals Inc.		9,511	131
*	Depomed Inc.		25,696	125
*	Cadence Pharmaceuticals Inc.		27,858	122
*	Endocyte Inc.		11,170	115
*	Sagent Pharmaceuticals Inc.		4,721	98
*	Aegerion Pharmaceuticals Inc.		5,631	90
*	Obagi Medical Products Inc.		8,731	88
*	XenoPort Inc.		15,303	73
	Pain Therapeutics Inc.		17,950	69
*	Ampio Pharmaceuticals Inc.		7,683	56
*	Pozen Inc.		11,934	48
*	Durect Corp.		34,423	47
*	Sucampo Pharmaceuticals Inc. Class A		782	3
				344,224
Total Common Stocks (Cost $796,551)				773,064
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $235)		0.135%	235,068	235
Total Investments (100.0%) (Cost $796,786)				773,299
Other Assets and Liabilities-Net (0.0%)[2]				(203)
Net Assets (100%)				773,096

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $192,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $202,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	773,053	3	8
Temporary Cash Investments	235	—	—
Total	773,288	3	8

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of August 31, 2011	8
Change in Unrealized Appreciation (Depreciation)	—
Balance as of November 30, 2011	8

C. At November 30, 2011, the cost of investment securities for tax purposes was $796,786,000. Net unrealized depreciation of investment securities for tax purposes was $23,487,000, consisting of unrealized gains of $58,400,000 on securities that had risen in value since their purchase and $81,887,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Aerospace & Defense (21.1%)
	United Technologies Corp.	257,128	19,696
	Boeing Co.	209,699	14,404
	Honeywell International Inc.	221,393	11,988
	Precision Castparts Corp.	42,899	7,068
	Lockheed Martin Corp.	84,970	6,640
	General Dynamics Corp.	91,589	6,050
	Raytheon Co.	105,324	4,800
	Goodrich Corp.	37,233	4,543
	Northrop Grumman Corp.	78,678	4,490
	Rockwell Collins Inc.	45,769	2,513
	L-3 Communications Holdings Inc.	31,389	2,081
	Textron Inc.	82,604	1,605
*	TransDigm Group Inc.	14,191	1,368
*	BE Aerospace Inc.	29,189	1,137
	Triumph Group Inc.	13,128	781
*	Hexcel Corp.	29,359	732
*	Spirit Aerosystems Holdings Inc. Class A	35,289	689
*	Teledyne Technologies Inc.	10,373	588
	Alliant Techsystems Inc.	9,813	577
	ITT Corp.	26,265	530
*	Moog Inc. Class A	11,854	496
*	Esterline Technologies Corp.	9,077	489
	Exelis Inc.	52,002	465
	Curtiss-Wright Corp.	13,269	437
*	Huntington Ingalls Industries Inc.	13,745	436
	HEICO Corp. Class A	7,032	288
*	Orbital Sciences Corp.	17,394	258
	AAR Corp.	11,868	217
*	Ceradyne Inc.	7,034	209
	American Science & Engineering Inc.	2,773	203
	Cubic Corp.	4,756	202
	HEICO Corp.	3,252	193
*	DigitalGlobe Inc.	10,949	163
*	Aerovironment Inc.	5,212	159
	National Presto Industries Inc.	1,429	135
*	GeoEye Inc.	5,912	112
*	Taser International Inc.	18,069	109
*	Astronics Corp.	2,761	98
*	GenCorp Inc.	13,060	71
	Ducommun Inc.	2,999	36
*	KEYW Holding Corp.	3,760	31
			97,087
Air Freight & Logistics (6.7%)
	United Parcel Service Inc. Class B	219,391	15,741
	FedEx Corp.	89,756	7,457
	CH Robinson Worldwide Inc.	49,119	3,365
	Expeditors International of Washington Inc.	63,247	2,752

UTi Worldwide Inc.	30,430	474
* Atlas Air Worldwide Holdings Inc.	7,793	329
* HUB Group Inc. Class A	10,946	326
Forward Air Corp.	8,888	285
* Air Transport Services Group Inc.	16,231	79
* Pacer International Inc.	10,444	45
		30,853
Airlines (1.7%)
* Delta Air Lines Inc.	252,088	2,047
Southwest Airlines Co.	239,472	2,007
* United Continental Holdings Inc.	98,678	1,773
* Alaska Air Group Inc.	10,735	745
* JetBlue Airways Corp.	74,632	307
* Allegiant Travel Co. Class A	4,530	236
* US Airways Group Inc.	48,329	228
SkyWest Inc.	15,727	191
* Spirit Airlines Inc.	6,478	105
* Hawaiian Holdings Inc.	14,119	84
* Republic Airways Holdings Inc.	13,602	52
		7,775
Building Products (1.2%)
Masco Corp.	107,441	1,029
* Owens Corning	34,925	1,002
* Fortune Brands Home & Security Inc.	41,296	689
AO Smith Corp.	11,494	451
Lennox International Inc.	13,479	447
Simpson Manufacturing Co. Inc.	11,504	381
Armstrong World Industries Inc.	6,059	240
* USG Corp.	22,005	215
Quanex Building Products Corp.	11,281	170
Griffon Corp.	15,986	150
Universal Forest Products Inc.	5,223	146
AAON Inc.	5,519	121
* Gibraltar Industries Inc.	8,098	110
Apogee Enterprises Inc.	8,380	89
* Trex Co. Inc.	3,891	87
* Ameresco Inc. Class A	4,299	51
American Woodmark Corp.	2,704	34
		5,412
Commercial Services & Supplies (5.5%)
Waste Management Inc.	133,571	4,181
Republic Services Inc. Class A	89,720	2,463
* Stericycle Inc.	24,367	1,974
Iron Mountain Inc.	54,457	1,654
Pitney Bowes Inc.	60,208	1,122
Cintas Corp.	35,171	1,069
Waste Connections Inc.	32,081	1,051
* Clean Harbors Inc.	14,266	855
RR Donnelley & Sons Co.	55,936	840
Avery Dennison Corp.	30,167	791
* Copart Inc.	17,417	783
* Corrections Corp. of America	31,898	670
Covanta Holding Corp.	38,308	572
United Stationers Inc.	12,569	422
* Tetra Tech Inc.	18,553	415
Rollins Inc.	17,488	388

Mine Safety Appliances Co.	10,332	364
Herman Miller Inc.	16,466	355
Deluxe Corp.	15,314	350
HNI Corp.	13,303	349
* Geo Group Inc.	19,546	346
Brink's Co.	13,852	341
Healthcare Services Group Inc.	18,790	339
ABM Industries Inc.	15,027	327
Unifirst Corp.	4,465	258
Knoll Inc.	14,192	215
* Mobile Mini Inc.	11,369	205
* SYKES Enterprises Inc.	12,549	204
Steelcase Inc. Class A	25,798	202
Interface Inc. Class A	17,309	199
McGrath Rentcorp	6,826	191
G&K Services Inc. Class A	5,574	167
* KAR Auction Services Inc.	12,193	160
* ACCO Brands Corp.	16,322	154
* Consolidated Graphics Inc.	2,985	152
* Team Inc.	5,516	151
Quad/Graphics Inc.	8,316	133
Ennis Inc.	7,730	115
Viad Corp.	6,093	113
* Swisher Hygiene Inc.	28,265	109
US Ecology Inc.	5,424	100
Multi-Color Corp.	3,594	94
* Standard Parking Corp.	4,761	86
* M&F Worldwide Corp.	3,418	85
* InnerWorkings Inc.	9,029	82
* EnergySolutions Inc.	23,633	75
Schawk Inc. Class A	4,560	58
* EnerNOC Inc.	5,800	57
* Cenveo Inc.	16,699	51
* American Reprographics Co.	10,148	48
Kimball International Inc. Class B	7,719	47
* Metalico Inc.	12,625	45
		25,577
Construction & Engineering (2.6%)
Fluor Corp.	51,768	2,838
* Jacobs Engineering Group Inc.	37,992	1,578
KBR Inc.	44,912	1,298
* Quanta Services Inc.	61,780	1,272
* URS Corp.	23,710	857
* AECOM Technology Corp.	31,923	685
* Foster Wheeler AG	35,873	665
* Shaw Group Inc.	21,459	533
EMCOR Group Inc.	19,905	510
* MasTec Inc.	17,660	283
Granite Construction Inc.	10,366	258
* Dycom Industries Inc.	10,122	203
* Aegion Corp. Class A	11,813	179
* Tutor Perini Corp.	9,069	150
* Layne Christensen Co.	5,839	146
Primoris Services Corp.	8,360	119
Comfort Systems USA Inc.	11,228	117
* MYR Group Inc.	5,956	104
Great Lakes Dredge & Dock Corp.	16,528	100

* Furmanite Corp.	10,339	70
* Northwest Pipe Co.	2,766	64
* Sterling Construction Co. Inc.	4,648	59
* Michael Baker Corp.	2,458	49
* Orion Marine Group Inc.	7,994	48
* Pike Electric Corp.	5,520	38
		12,223
Electrical Equipment (6.9%)
Emerson Electric Co.	221,811	11,590
Rockwell Automation Inc.	42,655	3,200
Cooper Industries plc	49,153	2,729
Roper Industries Inc.	28,634	2,439
AMETEK Inc.	48,097	2,060
Hubbell Inc. Class B	15,783	1,033
* Sensata Technologies Holding NV	26,197	819
* Thomas & Betts Corp.	14,921	776
* Babcock & Wilcox Co.	33,450	759
Woodward Inc.	17,503	741
Acuity Brands Inc.	12,892	648
Regal-Beloit Corp.	11,502	606
* Polypore International Inc.	10,373	509
* GrafTech International Ltd.	34,497	498
Belden Inc.	14,080	465
Brady Corp. Class A	14,629	438
* General Cable Corp.	15,505	411
* EnerSys	14,896	358
* II-VI Inc.	15,847	310
Franklin Electric Co. Inc.	5,891	277
* Generac Holdings Inc.	8,020	201
AZZ Inc.	3,747	159
Encore Wire Corp.	5,534	143
* Global Power Equipment Group Inc.	4,734	110
* Powell Industries Inc.	2,763	84
* Capstone Turbine Corp.	78,520	82
* A123 Systems Inc.	28,022	70
* American Superconductor Corp.	14,331	57
* Thermon Group Holdings Inc.	3,518	54
Vicor Corp.	6,212	50
Preformed Line Products Co.	801	43
* Broadwind Energy Inc.	5,252	3
		31,722
Industrial Conglomerates (18.0%)
General Electric Co.	3,157,664	50,239
3M Co.	200,769	16,270
Danaher Corp.	173,565	8,397
Tyco International Ltd.	138,311	6,633
Carlisle Cos. Inc.	18,350	819
Raven Industries Inc.	5,096	307
Seaboard Corp.	109	219
Standex International Corp.	3,732	119
		83,003
Machinery (21.4%)
Caterpillar Inc.	192,432	18,835
Deere & Co.	123,287	9,771
Illinois Tool Works Inc.	131,731	5,986
Cummins Inc.	55,092	5,307

Eaton Corp.	96,597	4,338
PACCAR Inc.	98,044	3,978
Parker Hannifin Corp.	46,185	3,823
Ingersoll-Rand plc	98,628	3,267
Stanley Black & Decker Inc.	47,639	3,117
Dover Corp.	55,407	3,046
Joy Global Inc.	31,287	2,856
Pall Corp.	34,646	1,888
Flowserve Corp.	16,638	1,710
Donaldson Co. Inc.	21,363	1,460
Gardner Denver Inc.	15,607	1,338
* AGCO Corp.	28,735	1,315
Xylem Inc.	52,220	1,248
Pentair Inc.	29,371	1,117
Timken Co.	24,839	1,043
Wabtec Corp.	14,357	980
SPX Corp.	15,249	967
* WABCO Holdings Inc.	20,066	943
Lincoln Electric Holdings Inc.	23,784	939
Kennametal Inc.	24,318	927
IDEX Corp.	24,799	904
Snap-on Inc.	16,450	844
Nordson Corp.	17,236	811
Graco Inc.	18,172	781
* Navistar International Corp.	20,593	767
CLARCOR Inc.	14,230	689
Trinity Industries Inc.	23,983	685
Crane Co.	13,859	665
Robbins & Myers Inc.	12,276	653
Valmont Industries Inc.	6,684	569
* Oshkosh Corp.	27,123	557
* Chart Industries Inc.	8,733	531
Toro Co.	9,133	516
* Terex Corp.	32,656	504
Harsco Corp.	24,012	496
* Middleby Corp.	5,292	483
Actuant Corp. Class A	20,430	468
Mueller Industries Inc.	11,250	429
Manitowoc Co. Inc.	37,150	411
Barnes Group Inc.	14,087	351
Watts Water Technologies Inc. Class A	8,109	310
Kaydon Corp.	9,713	307
* RBC Bearings Inc.	6,527	276
Titan International Inc.	11,853	255
Briggs & Stratton Corp.	14,931	225
* Blount International Inc.	14,441	221
ESCO Technologies Inc.	7,941	215
Tennant Co.	5,111	215
Lindsay Corp.	3,749	212
* Colfax Corp.	7,075	207
* EnPro Industries Inc.	6,140	206
* 3D Systems Corp.	12,970	202
Albany International Corp.	8,285	201
* Astec Industries Inc.	5,706	191
Gorman-Rupp Co.	5,592	165
* Meritor Inc.	26,775	159
* Greenbrier Cos. Inc.	7,030	156

	Sun Hydraulics Corp.	6,090	153
*	Wabash National Corp.	20,521	151
	CIRCOR International Inc.	4,593	149
*	Trimas Corp.	7,194	147
*	Altra Holdings Inc.	7,935	141
	John Bean Technologies Corp.	8,496	140
*	Sauer-Danfoss Inc.	3,602	135
	Cascade Corp.	2,795	122
	NACCO Industries Inc. Class A	1,530	121
*	Force Protection Inc.	20,919	115
	Twin Disc Inc.	2,537	108
	Mueller Water Products Inc. Class A	46,594	104
*	PMFG Inc.	3,920	91
	LB Foster Co. Class A	3,037	87
*	Commercial Vehicle Group Inc.	7,694	86
	Dynamic Materials Corp.	4,006	86
	Douglas Dynamics Inc.	5,245	81
*	FreightCar America Inc.	3,529	80
	Alamo Group Inc.	2,661	76
*	American Railcar Industries Inc.	3,145	75
*	Kadant Inc.	3,609	74
	Federal Signal Corp.	18,530	68
*	Columbus McKinnon Corp.	5,391	68
*	Accuride Corp.	10,526	64
	Ampco-Pittsburgh Corp.	2,105	43
*	Energy Recovery Inc.	10,885	31
*	Tecumseh Products Co. Class A	4,018	21
			98,653
Marine (0.3%)
*	Kirby Corp.	14,918	959
	Alexander & Baldwin Inc.	12,387	469
*,^ Genco Shipping & Trading Ltd.		9,587	73
	Baltic Trading Ltd.	4,915	25
*	Eagle Bulk Shipping Inc.	18,395	21
			1,547
Professional Services (3.0%)
*	Verisk Analytics Inc. Class A	38,134	1,498
	Equifax Inc.	36,459	1,354
*	IHS Inc. Class A	12,590	1,113
	Robert Half International Inc.	40,993	1,086
	Towers Watson & Co. Class A	16,408	1,069
	Dun & Bradstreet Corp.	14,688	1,026
	Manpower Inc.	24,438	895
*	Nielsen Holdings NV	26,798	779
*	FTI Consulting Inc.	12,481	535
*	CoStar Group Inc.	7,538	502
*	Acacia Research - Acacia Technologies	12,716	443
	Corporate Executive Board Co.	10,258	402
*	Advisory Board Co.	4,826	349
*	Korn/Ferry International	14,284	240
*	Huron Consulting Group Inc.	6,413	223
*	Exponent Inc.	4,157	197
*	Navigant Consulting Inc.	15,810	178
	Insperity Inc.	7,080	176
*	TrueBlue Inc.	13,191	170
*	ICF International Inc.	5,833	151

Resources Connection Inc.	13,729	147
* Kforce Inc.	10,820	133
Kelly Services Inc. Class A	8,957	130
* Pendrell Corp.	43,950	120
* On Assignment Inc.	11,032	115
Heidrick & Struggles International Inc.	5,287	113
* Mistras Group Inc.	4,431	104
* Dolan Co.	8,584	78
* CBIZ Inc.	12,860	77
* CRA International Inc.	3,203	65
* RPX Corp.	3,613	51
CDI Corp.	3,899	51
* Hill International Inc.	7,400	41
		13,611
Road & Rail (8.7%)
Union Pacific Corp.	145,377	15,033
Norfolk Southern Corp.	103,584	7,825
CSX Corp.	326,230	7,082
* Kansas City Southern	32,715	2,226
JB Hunt Transport Services Inc.	28,693	1,312
* Hertz Global Holdings Inc.	80,884	915
Ryder System Inc.	15,274	799
* Genesee & Wyoming Inc. Class A	11,935	729
Landstar System Inc.	14,230	658
* Dollar Thrifty Automotive Group Inc.	8,615	578
* Old Dominion Freight Line Inc.	12,807	497
Con-way Inc.	16,606	466
* Avis Budget Group Inc.	31,144	368
Werner Enterprises Inc.	13,015	305
Knight Transportation Inc.	17,972	269
Heartland Express Inc.	16,180	222
* Swift Transportation Co.	23,484	200
* Amerco Inc.	2,338	182
Arkansas Best Corp.	7,224	138
* RailAmerica Inc.	6,987	98
Marten Transport Ltd.	4,917	91
Celadon Group Inc.	6,808	73
* Roadrunner Transportation Systems Inc.	4,017	57
* Zipcar Inc.	3,489	56
* Saia Inc.	4,470	52
* Patriot Transportation Holding Inc.	1,633	37
Universal Truckload Services Inc.	4	—
		40,268
Trading Companies & Distributors (2.7%)
Fastenal Co.	83,531	3,479
WW Grainger Inc.	17,696	3,307
MSC Industrial Direct Co. Inc. Class A	14,166	985
* WESCO International Inc.	12,919	658
GATX Corp.	12,556	536
* United Rentals Inc.	18,578	523
Watsco Inc.	7,581	481
* Air Lease Corp.	20,618	462
Applied Industrial Technologies Inc.	11,500	397
* Beacon Roofing Supply Inc.	13,669	267
Aircastle Ltd.	18,133	211
* RSC Holdings Inc.	17,052	207

Kaman Corp.		6,635	206
* Interline Brands Inc.		9,919	157
TAL International Group Inc.		5,939	156
* Rush Enterprises Inc. Class A		8,039	154
* Titan Machinery Inc.		4,908	107
* H&E Equipment Services Inc.		8,315	106
* DXP Enterprises Inc.		2,945	89
Houston Wire & Cable Co.		5,030	56
* CAI International Inc.		3,439	53
SeaCube Container Leasing Ltd.		3,296	51
			12,648
Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. LLC		12,266	321

Total Common Stocks (Cost $513,359)			460,700
	Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $24)	0.135%	24,001	24
Total Investments (99.9%) (Cost $513,383)			460,724
Other Assets and Liabilities-Net (0.1%)[2]			350
Net Assets (100%)			461,074

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $23,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $24,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Industrials Index Fund

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $513,383,000. Net unrealized depreciation of investment securities for tax purposes was $52,659,000, consisting of unrealized gains of $28,256,000 on securities that had risen in value since their purchase and $80,915,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Commercial Services & Supplies (0.0%)
* Higher One Holdings Inc.	690	12

Communications Equipment (10.9%)
Cisco Systems Inc.	4,136,624	77,107
Qualcomm Inc.	1,255,711	68,813
Motorola Solutions Inc.	230,574	10,761
* Juniper Networks Inc.	402,380	9,138
* Motorola Mobility Holdings Inc.	211,712	8,257
* F5 Networks Inc.	61,380	6,938
Harris Corp.	96,700	3,442
* Riverbed Technology Inc.	111,071	2,888
* Polycom Inc.	135,161	2,284
* Brocade Communications Systems Inc.	364,616	1,962
* JDS Uniphase Corp.	174,555	1,916
* Acme Packet Inc.	47,748	1,596
ADTRAN Inc.	47,243	1,560
InterDigital Inc.	34,775	1,529
* Viasat Inc.	30,638	1,450
Plantronics Inc.	37,229	1,283
* Finisar Corp.	69,266	1,277
* Aruba Networks Inc.	59,907	1,264
* Netgear Inc.	28,673	1,089
Tellabs Inc.	267,175	1,061
* Arris Group Inc.	91,434	983
* Ciena Corp.	74,250	899
Comtech Telecommunications Corp.	21,152	641
* Blue Coat Systems Inc.	35,030	630
* EchoStar Corp. Class A	27,385	602
* Emulex Corp.	71,040	561
* Tekelec	50,380	555
* Infinera Corp.	79,732	550
* Harmonic Inc.	93,788	504
* Loral Space & Communications Inc.	7,808	485
* Sonus Networks Inc.	173,185	452
Black Box Corp.	14,956	427
Sycamore Networks Inc.	18,146	359
* Ixia	31,884	351
* Oplink Communications Inc.	17,015	281
* Digi International Inc.	21,715	239
* Extreme Networks	75,524	228
* Anaren Inc.	12,683	212
* Symmetricom Inc.	40,231	207
* Calix Inc.	22,520	203
* ShoreTel Inc.	29,876	180
Bel Fuse Inc. Class B	8,634	158
* Oclaro Inc.	48,670	151
* Aviat Networks Inc.	62,914	111
* Powerwave Technologies Inc.	36,108	84
* Mitel Networks Corp.	28,779	74

* Meru Networks Inc.	13,786	65
* Globecomm Systems Inc.	934	13
		215,820
Computers & Peripherals (20.6%)
* Apple Inc.	688,970	263,324
Hewlett-Packard Co.	1,624,245	45,398
* EMC Corp.	1,548,349	35,627
* Dell Inc.	1,278,334	20,147
* NetApp Inc.	277,461	10,219
* SanDisk Corp.	180,022	8,877
Seagate Technology plc	325,384	5,564
* Western Digital Corp.	175,918	5,114
* NCR Corp.	121,439	2,124
Lexmark International Inc. Class A	60,930	2,039
Diebold Inc.	47,662	1,438
* QLogic Corp.	81,301	1,213
* Synaptics Inc.	26,811	870
* Electronics for Imaging Inc.	37,459	554
* Stratasys Inc.	16,561	509
* Quantum Corp.	176,271	474
* Silicon Graphics International Corp.	23,750	354
* STEC Inc.	36,174	330
* Super Micro Computer Inc.	22,998	313
* Intermec Inc.	38,429	282
* OCZ Technology Group Inc.	39,945	279
* Avid Technology Inc.	34,102	271
* Cray Inc.	30,417	188
* Imation Corp.	29,094	171
* Intevac Inc.	22,094	165
* Novatel Wireless Inc.	33,607	108
* Fusion-io Inc.	411	14
		405,966
Electronic Equipment, Instruments & Components (4.4%)
Corning Inc.	1,182,902	15,697
TE Connectivity Ltd.	331,574	10,514
Amphenol Corp. Class A	133,102	6,034
* Trimble Navigation Ltd.	93,124	4,012
* Avnet Inc.	116,116	3,459
* Flextronics International Ltd.	575,412	3,435
FLIR Systems Inc.	121,441	3,262
* Arrow Electronics Inc.	88,370	3,231
Jabil Circuit Inc.	149,620	3,033
* Ingram Micro Inc.	123,354	2,222
National Instruments Corp.	73,182	1,925
* Tech Data Corp.	35,963	1,770
* Anixter International Inc.	22,666	1,392
* Dolby Laboratories Inc. Class A	41,021	1,350
Molex Inc. Class A	58,503	1,225
* Universal Display Corp.	31,366	1,222
* FEI Co.	30,027	1,212
Molex Inc.	48,556	1,211
* Vishay Intertechnology Inc.	117,497	1,162
* Itron Inc.	31,557	1,118
Cognex Corp.	30,660	1,094
* Coherent Inc.	19,555	993
* IPG Photonics Corp.	22,022	844

Littelfuse Inc.	17,828	833
* Plexus Corp.	29,536	802
* Scansource Inc.	21,330	749
* Benchmark Electronics Inc.	48,181	665
* OSI Systems Inc.	13,739	657
* FARO Technologies Inc.	13,212	640
* SYNNEX Corp.	20,394	599
* Rofin-Sinar Technologies Inc.	22,902	551
* Sanmina-SCI Corp.	64,823	549
* Brightpoint Inc.	54,784	547
* Insight Enterprises Inc.	37,375	547
AVX Corp.	41,171	533
MTS Systems Corp.	12,751	512
* Rogers Corp.	12,871	511
* TTM Technologies Inc.	42,954	473
Park Electrochemical Corp.	16,234	446
* DTS Inc.	14,454	416
* Newport Corp.	31,088	405
* Checkpoint Systems Inc.	33,032	399
* Maxwell Technologies Inc.	21,847	371
Badger Meter Inc.	11,908	370
* Mercury Computer Systems Inc.	25,301	349
* Power-One Inc.	81,167	346
* Measurement Specialties Inc.	11,894	339
* Electro Scientific Industries Inc.	24,284	320
* Kemet Corp.	37,372	309
Daktronics Inc.	30,531	287
Methode Electronics Inc.	32,014	284
Electro Rent Corp.	15,138	248
* Fabrinet	17,141	243
CTS Corp.	25,825	220
* Multi-Fineline Electronix Inc.	8,964	188
* Aeroflex Holding Corp.	19,428	187
* Agilysys Inc.	21,836	178
* Echelon Corp.	29,535	145
Pulse Electronics Corp.	42,102	128
* Viasystems Group Inc.	5,805	106
* GSI Group Inc.	1,150	13
* X-Rite Inc.	2,594	12
		86,894
Internet Software & Services (9.6%)
* Google Inc. Class A	185,979	111,474
* eBay Inc.	879,131	26,013
* Yahoo! Inc.	932,916	14,656
* Akamai Technologies Inc.	141,863	4,101
VeriSign Inc.	121,411	4,077
* Equinix Inc.	35,676	3,568
* Rackspace Hosting Inc.	78,653	3,412
IAC/InterActiveCorp	65,105	2,727
MercadoLibre Inc.	22,271	1,953
* WebMD Health Corp.	43,108	1,561
* AOL Inc.	82,769	1,187
* VistaPrint NV	33,382	1,092
j2 Global Communications Inc.	35,725	968
* ValueClick Inc.	61,204	946
* DealerTrack Holdings Inc.	32,618	845
* RightNow Technologies Inc.	19,434	834

*	Monster Worldwide Inc.	96,348	704
*	LogMeIn Inc.	14,539	625
	NIC Inc.	45,926	597
*	Ancestry.com Inc.	23,436	556
	Earthlink Inc.	88,121	555
*	Liquidity Services Inc.	14,815	505
*	Digital River Inc.	31,519	504
*	Constant Contact Inc.	22,824	499
*	LivePerson Inc.	38,713	487
*	OpenTable Inc.	13,085	463
*	comScore Inc.	20,937	416
*	LoopNet Inc.	22,856	413
	United Online Inc.	72,871	385
*	Vocus Inc.	16,315	346
*	InfoSpace Inc.	32,142	310
*	Dice Holdings Inc.	38,843	302
*	Internap Network Services Corp.	44,133	229
*	Move Inc.	35,203	229
*	Perficient Inc.	26,100	224
*	QuinStreet Inc.	22,792	211
*	Limelight Networks Inc.	63,977	197
*	SciQuest Inc.	13,466	197
	ModusLink Global Solutions Inc.	41,748	182
*	XO Group Inc.	24,372	180
*	IntraLinks Holdings Inc.	32,939	174
*	Envestnet Inc.	15,343	160
	RealNetworks Inc.	20,745	157
*,^ Travelzoo Inc.		5,592	157
	Marchex Inc. Class B	21,658	150
*	TechTarget Inc.	13,057	70
	Keynote Systems Inc.	718	13
	Stamps.com Inc.	463	13
*	Cornerstone OnDemand Inc.	773	12
*	Demand Media Inc.	1,747	12
*	Bankrate Inc.	666	12
*	LinkedIn Corp. Class A	182	12
*	Responsys Inc.	1,408	12
*	Active Network Inc.	920	12
*	KIT Digital Inc.	979	9
			189,705
IT Services (19.3%)
	International Business Machines Corp.	896,888	168,615
	Visa Inc. Class A	393,745	38,181
	Mastercard Inc. Class A	81,733	30,613
	Accenture plc Class A	488,741	28,313
	Automatic Data Processing Inc.	376,485	19,235
*	Cognizant Technology Solutions Corp. Class A	229,337	15,446
	Western Union Co.	477,638	8,330
	Paychex Inc.	246,275	7,169
*	Teradata Corp.	127,618	6,921
*	Fiserv Inc.	108,683	6,267
	Fidelity National Information Services Inc.	185,204	4,462
*	Alliance Data Systems Corp.	38,699	3,963
*	VeriFone Systems Inc.	78,958	3,462
	Computer Sciences Corp.	117,820	2,878
	Global Payments Inc.	61,132	2,704
*	SAIC Inc.	218,116	2,628

* Gartner Inc.	66,848	2,529
Total System Services Inc.	125,232	2,510
Broadridge Financial Solutions Inc.	94,626	2,136
Jack Henry & Associates Inc.	62,917	2,090
* NeuStar Inc. Class A	56,833	1,918
* Wright Express Corp.	28,337	1,487
DST Systems Inc.	28,638	1,361
Lender Processing Services Inc.	66,919	1,269
* CACI International Inc. Class A	22,131	1,248
* Convergys Corp.	94,589	1,222
MAXIMUS Inc.	26,968	1,122
Sapient Corp.	85,946	1,055
* CoreLogic Inc.	68,543	910
* Acxiom Corp.	63,993	796
* Cardtronics Inc.	29,023	789
* Unisys Corp.	30,440	735
Heartland Payment Systems Inc.	30,774	694
* Euronet Worldwide Inc.	36,573	658
Syntel Inc.	13,300	636
* FleetCor Technologies Inc.	22,367	635
Mantech International Corp. Class A	18,576	628
* ExlService Holdings Inc.	17,768	473
* CSG Systems International Inc.	28,612	434
Forrester Research Inc.	12,950	419
* TeleTech Holdings Inc.	23,527	414
* TNS Inc.	21,057	411
iGate Corp.	26,205	407
Cass Information Systems Inc.	7,000	271
* Global Cash Access Holdings Inc.	57,850	260
* CIBER Inc.	62,633	259
* Virtusa Corp.	15,002	236
* Echo Global Logistics Inc.	10,918	172
* NCI Inc. Class A	8,571	104
* MoneyGram International Inc.	718	12
* ServiceSource International Inc.	922	12
		379,499
Office Electronics (0.5%)
Xerox Corp.	1,057,928	8,622
* Zebra Technologies Corp.	42,010	1,590
		10,212
Semiconductors & Semiconductor Equipment (14.1%)
Intel Corp.	3,886,140	96,804
Texas Instruments Inc.	874,163	26,312
Broadcom Corp. Class A	363,711	11,037
Applied Materials Inc.	993,611	10,711
Altera Corp.	243,204	9,161
Analog Devices Inc.	226,305	7,889
* NVIDIA Corp.	453,977	7,096
Xilinx Inc.	201,025	6,576
KLA-Tencor Corp.	127,215	5,865
Maxim Integrated Products Inc.	223,722	5,738
* Marvell Technology Group Ltd.	393,751	5,560
Linear Technology Corp.	172,191	5,274
Microchip Technology Inc.	144,175	5,033
Avago Technologies Ltd.	167,303	5,006
* Micron Technology Inc.	683,700	4,095

* Lam Research Corp.	94,441	3,850
* Atmel Corp.	347,116	3,079
* LSI Corp.	461,962	2,596
* ON Semiconductor Corp.	339,713	2,558
* Advanced Micro Devices Inc.	447,168	2,544
* Novellus Systems Inc.	68,343	2,366
Cypress Semiconductor Corp.	122,177	2,330
* Netlogic Microsystems Inc.	47,117	2,329
* Skyworks Solutions Inc.	141,863	2,314
* Cree Inc.	83,909	2,088
* First Solar Inc.	43,114	2,063
* Teradyne Inc.	142,372	1,916
* Silicon Laboratories Inc.	32,706	1,414
* RF Micro Devices Inc.	212,595	1,324
* Fairchild Semiconductor International Inc. Class A	98,287	1,273
* Hittite Microwave Corp.	21,864	1,190
* Microsemi Corp.	66,840	1,187
* Semtech Corp.	50,452	1,170
* Cavium Inc.	35,657	1,164
* International Rectifier Corp.	53,889	1,133
MKS Instruments Inc.	38,664	1,039
Intersil Corp. Class A	97,252	1,034
* Cymer Inc.	22,628	1,012
* PMC - Sierra Inc.	180,547	1,009
* Entegris Inc.	105,306	888
* Cirrus Logic Inc.	49,632	808
Power Integrations Inc.	22,696	798
* Veeco Instruments Inc.	31,914	794
* Cabot Microelectronics Corp.	18,622	774
* GT Advanced Technologies Inc.	99,563	769
* MEMC Electronic Materials Inc.	178,693	745
* Tessera Technologies Inc.	40,989	711
* Integrated Device Technology Inc.	117,531	682
* Lattice Semiconductor Corp.	94,234	649
* Rambus Inc.	74,815	597
* Diodes Inc.	28,938	593
* TriQuint Semiconductor Inc.	128,535	562
* ATMI Inc.	26,575	550
* Ceva Inc.	18,630	537
Brooks Automation Inc.	53,521	511
* Kulicke & Soffa Industries Inc.	55,078	501
* Freescale Semiconductor Holdings I Ltd.	39,043	495
* Omnivision Technologies Inc.	45,658	493
* Volterra Semiconductor Corp.	20,021	490
* Ultratech Inc.	20,604	478
* Standard Microsystems Corp.	18,864	472
Micrel Inc.	43,183	449
* Amkor Technology Inc.	96,825	430
* Applied Micro Circuits Corp.	53,724	401
* Spansion Inc. Class A	44,535	389
* Advanced Energy Industries Inc.	33,368	333
* Monolithic Power Systems Inc.	27,545	332
* Silicon Image Inc.	66,102	325
* Entropic Communications Inc.	64,449	321
* SunPower Corp. Class A	37,988	297
* Photronics Inc.	46,434	269
* LTX-Credence Corp.	43,282	264

*	Formfactor Inc.	44,083	261
*	IXYS Corp.	21,744	251
*	STR Holdings Inc.	26,668	244
*	Rudolph Technologies Inc.	28,918	227
*	MIPS Technologies Inc. Class A	46,674	224
*	Exar Corp.	34,936	220
	Cohu Inc.	20,586	208
*	Kopin Corp.	56,108	197
*	Sigma Designs Inc.	27,392	191
*	Inphi Corp.	17,522	189
*	Supertex Inc.	9,943	184
*	Pericom Semiconductor Corp.	22,630	176
*	Rubicon Technology Inc.	17,570	167
*	Anadigics Inc.	66,821	150
*	MaxLinear Inc.	20,342	98
*	Trident Microsystems Inc.	129,249	33
*	Magnachip Semiconductor Corp.	1,627	13
*	Nanometrics Inc.	769	13
*	Alpha & Omega Semiconductor Ltd.	1,360	12
*,^ Energy Conversion Devices Inc.		20,331	7
			276,911
Software (20.6%)
	Microsoft Corp.	5,613,739	143,599
	Oracle Corp.	2,967,641	93,035
	Intuit Inc.	216,740	11,539
*	Salesforce.com Inc.	95,919	11,359
*	Adobe Systems Inc.	380,496	10,433
*	Citrix Systems Inc.	141,904	10,130
*	Symantec Corp.	570,006	9,320
*	Red Hat Inc.	145,803	7,302
	CA Inc.	306,203	6,491
*	VMware Inc. Class A	63,263	6,116
*	Autodesk Inc.	174,103	5,932
*	Electronic Arts Inc.	251,197	5,825
	Activision Blizzard Inc.	389,378	4,836
*	BMC Software Inc.	133,778	4,770
*	Nuance Communications Inc.	183,383	4,508
*	ANSYS Inc.	69,704	4,320
*	Informatica Corp.	80,496	3,619
*	TIBCO Software Inc.	126,081	3,455
*	Synopsys Inc.	111,693	3,124
	Factset Research Systems Inc.	33,421	3,116
*	MICROS Systems Inc.	61,821	2,916
	Solera Holdings Inc.	53,935	2,552
*	Rovi Corp.	85,674	2,377
*	Cadence Design Systems Inc.	205,990	2,253
*	Ariba Inc.	73,890	2,243
*	Parametric Technology Corp.	91,795	1,912
*	Fortinet Inc.	69,867	1,676
*	Concur Technologies Inc.	35,182	1,662
*	CommVault Systems Inc.	32,241	1,600
*	QLIK Technologies Inc.	55,728	1,525
*	SuccessFactors Inc.	54,750	1,402
*	Compuware Corp.	167,942	1,387
*	SolarWinds Inc.	39,636	1,300
*	Ultimate Software Group Inc.	19,109	1,267
*	Aspen Technology Inc.	69,182	1,235

	Fair Isaac Corp.		31,248	1,136
*	Progress Software Corp.		52,016	1,060
*	JDA Software Group Inc.		33,078	1,043
*	Taleo Corp. Class A		31,964	1,035
	Blackbaud Inc.		34,770	1,023
*	Mentor Graphics Corp.		75,145	957
*	TiVo Inc.		93,117	920
*	Quest Software Inc.		49,082	887
*	Take-Two Interactive Software Inc.		57,649	804
*	ACI Worldwide Inc.		26,320	792
*	Manhattan Associates Inc.		17,209	777
*	MicroStrategy Inc. Class A		6,283	774
*	Sourcefire Inc.		22,602	749
*	NetSuite Inc.		18,337	743
*	Advent Software Inc.		26,961	728
*	Tyler Technologies Inc.		21,720	696
*	RealPage Inc.		27,494	688
	Ebix Inc.		31,888	686
*	Synchronoss Technologies Inc.		21,207	634
*	Bottomline Technologies Inc.		27,183	612
*	Websense Inc.		31,931	578
*	BroadSoft Inc.		16,069	564
*	VirnetX Holding Corp.		28,254	561
*	Kenexa Corp.		20,542	514
*	Netscout Systems Inc.		27,765	491
*	SS&C Technologies Holdings Inc.		28,039	450
	OPNET		12,481	445
*	Verint Systems Inc.		15,638	442
*	Monotype Imaging Holdings Inc.		29,631	439
*	S1 Corp.		41,917	408
	Pegasystems Inc.		13,649	394
	EPIQ Systems Inc.		26,803	362
*	Accelrys Inc.		47,778	341
*	RealD Inc.		30,373	291
*	PROS Holdings Inc.		17,597	282
*	Interactive Intelligence Group		11,963	267
*	Actuate Corp.		37,311	246
*	VASCO Data Security International Inc.		29,036	245
*	Net 1 UEPS Technologies Inc.		34,254	226
*	DemandTec Inc.		29,505	224
*	Seachange International Inc.		24,139	193
*	Deltek Inc.		20,979	171
*	TeleNav Inc.		16,871	139
*	TeleCommunication Systems Inc. Class A		48,729	131
*	THQ Inc.		68,899	117
*	Rosetta Stone Inc.		12,681	88
*,^ Motricity Inc.			38,171	52
*	Magma Design Automation Inc.		2,250	13
*	Smith Micro Software Inc.		3,239	3
				405,557
Total Common Stocks (Cost $1,811,428)				1,970,576
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $149)		0.135%	148,701	149

Total Investments (100.0%) (Cost $1,811,577)	1,970,725
Other Assets and Liabilities-Net (0.0%)[2]	(151)
Net Assets (100%)	1,970,574

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $109,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $149,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $1,811,577,000. Net unrealized appreciation of investment securities for tax purposes was $159,148,000, consisting of unrealized gains of $297,783,000 on securities that had risen in value since their purchase and $138,635,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Chemicals (58.4%)
EI du Pont de Nemours & Co.	1,133,721	54,101
Monsanto Co.	649,933	47,738
Dow Chemical Co.	1,436,077	39,794
Praxair Inc.	367,203	37,455
Air Products & Chemicals Inc.	259,206	21,708
Mosaic Co.	371,773	19,615
PPG Industries Inc.	191,368	16,792
Ecolab Inc.	281,908	16,074
CF Industries Holdings Inc.	87,233	12,195
LyondellBasell Industries NV Class A	347,467	11,352
Sigma-Aldrich Corp.	148,290	9,611
Sherwin-Williams Co.	109,763	9,531
Celanese Corp. Class A	190,192	8,842
FMC Corp.	87,039	7,304
Eastman Chemical Co.	170,549	6,757
Airgas Inc.	87,187	6,709
Nalco Holding Co.	160,524	6,220
Albemarle Corp.	106,118	5,787
International Flavors & Fragrances Inc.	98,333	5,335
Ashland Inc.	94,749	5,270
Valspar Corp.	108,100	3,987
RPM International Inc.	159,435	3,763
* WR Grace & Co.	89,221	3,718
* Rockwood Holdings Inc.	79,290	3,533
Cytec Industries Inc.	57,362	2,705
NewMarket Corp.	13,406	2,653
Cabot Corp.	79,859	2,650
Huntsman Corp.	235,069	2,569
* Solutia Inc.	148,419	2,363
Scotts Miracle-Gro Co. Class A	53,358	2,353
Sensient Technologies Corp.	57,695	2,179
Olin Corp.	97,065	1,844
* Intrepid Potash Inc.	64,053	1,483
Balchem Corp.	35,172	1,460
HB Fuller Co.	60,237	1,389
* Chemtura Corp.	117,284	1,366
Innophos Holdings Inc.	26,433	1,302
Minerals Technologies Inc.	21,892	1,270
PolyOne Corp.	113,703	1,223
* Calgon Carbon Corp.	68,807	1,024
Westlake Chemical Corp.	24,336	1,022
* OM Group Inc.	39,350	895
Koppers Holdings Inc.	24,907	823
* Kraton Performance Polymers Inc.	38,952	819
Stepan Co.	9,917	806
* Georgia Gulf Corp.	41,367	795
A Schulman Inc.	37,610	777

* Innospec Inc.	26,017	756
* LSB Industries Inc.	21,653	677
Tredegar Corp.	27,843	608
Quaker Chemical Corp.	15,321	596
* Ferro Corp.	94,388	548
Kronos Worldwide Inc.	27,968	546
Hawkins Inc.	10,572	418
* Flotek Industries Inc.	43,993	401
* TPC Group Inc.	14,608	351
American Vanguard Corp.	26,529	338
Zep Inc.	22,392	315
* Zoltek Cos. Inc.	35,346	290
* Omnova Solutions Inc.	49,058	213
* Spartech Corp.	37,279	159
		405,177
Construction Materials (1.6%)
Vulcan Materials Co.	156,928	5,091
Martin Marietta Materials Inc.	55,599	4,351
Eagle Materials Inc.	51,483	1,192
Texas Industries Inc.	22,108	560
* Headwaters Inc.	73,440	188
* United States Lime & Minerals Inc.	2,635	145
		11,527
Containers & Packaging (7.2%)
Ball Corp.	188,755	6,627
* Crown Holdings Inc.	183,547	5,930
Rock-Tenn Co. Class A	86,705	5,051
Temple-Inland Inc.	132,114	4,205
Aptargroup Inc.	81,062	4,117
Sonoco Products Co.	121,448	3,945
* Owens-Illinois Inc.	199,303	3,892
Bemis Co. Inc.	125,569	3,703
Sealed Air Corp.	198,499	3,498
Packaging Corp. of America	123,841	3,221
Silgan Holdings Inc.	59,718	2,325
Greif Inc. Class A	28,799	1,343
Boise Inc.	133,049	794
* Graphic Packaging Holding Co.	164,060	727
Myers Industries Inc.	31,984	392
		49,770
Metals & Mining (27.8%)
Freeport-McMoRan Copper & Gold Inc.	1,152,176	45,626
Newmont Mining Corp.	600,674	41,374
Nucor Corp.	384,744	15,171
Alcoa Inc.	1,292,296	12,949
Cliffs Natural Resources Inc.	177,590	12,042
Allegheny Technologies Inc.	122,848	6,169
Walter Energy Inc.	75,888	5,441
Royal Gold Inc.	63,083	5,138
United States Steel Corp.	175,045	4,779
Reliance Steel & Aluminum Co.	90,919	4,465
* Allied Nevada Gold Corp.	103,019	3,697
Steel Dynamics Inc.	252,461	3,327
* Coeur d'Alene Mines Corp.	109,052	3,192
Compass Minerals International Inc.	40,095	3,073
Carpenter Technology Corp.	53,672	2,906

*,^ Molycorp Inc.			71,237	2,411
	Hecla Mining Co.		339,826	2,104
	Commercial Metals Co.		140,564	1,965
	Titanium Metals Corp.		108,053	1,684
*	Stillwater Mining Co.		140,019	1,528
	Schnitzer Steel Industries Inc.		29,599	1,373
	Worthington Industries Inc.		70,570	1,241
	AK Steel Holding Corp.		134,202	1,135
	Globe Specialty Metals Inc.		73,244	1,094
	AMCOL International Corp.		30,395	1,007
*	RTI International Metals Inc.		36,804	1,005
	Haynes International Inc.		14,763	885
	Kaiser Aluminum Corp.		18,830	878
^	Gold Resource Corp.		38,852	783
*	Century Aluminum Co.		73,702	710
*	US Gold Corp.		144,439	599
*	Materion Corp.		24,022	591
*	Horsehead Holding Corp.		53,729	499
*	Paramount Gold and Silver Corp.		125,454	331
*	AM Castle & Co.		20,812	283
	Olympic Steel Inc.		11,128	264
*	General Moly Inc.		71,226	239
*	Golden Minerals Co.		34,673	239
	Noranda Aluminum Holding Corp.		28,080	231
*	Midway Gold Corp.		90,211	213
*	Metals USA Holdings Corp.		15,609	176
				192,817
Paper & Forest Products (5.0%)
	International Paper Co.		504,766	14,335
	MeadWestvaco Corp.		207,582	6,196
	Domtar Corp.		47,739	3,749
*	AbitibiBowater Inc.		118,246	1,777
	Buckeye Technologies Inc.		47,642	1,476
	Schweitzer-Mauduit International Inc.		19,502	1,389
*	Louisiana-Pacific Corp.		160,886	1,284
*	Clearwater Paper Corp.		28,059	988
	Deltic Timber Corp.		12,930	828
	PH Glatfelter Co.		56,034	813
*	KapStone Paper and Packaging Corp.		47,830	793
	Wausau Paper Corp.		56,304	435
*	Mercer International Inc.		59,414	352
	Neenah Paper Inc.		18,492	346
				34,761
Total Common Stocks (Cost $746,056)				694,052
		Coupon
Temporary Cash Investment (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$1,783)	0.135%	1,782,902	1,783
Total Investments (100.3%) (Cost $747,839)				695,835
Other Assets and Liabilities-Net (-0.3%)[2]				(2,056)
Net Assets (100%)				693,779

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,720,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $1,783,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $747,839,000. Net unrealized depreciation of investment securities for tax purposes was $52,004,000, consisting of unrealized gains of $61,204,000 on securities that had risen in value since their purchase and $113,208,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Diversified Telecommunication Services (74.0%)
	Alternative Carriers (13.4%)
*	Level 3 Communications Inc.	483,811	9,971
*	tw telecom inc Class A	364,953	6,857
*	Cogent Communications Group Inc.	331,347	5,636
	AboveNet Inc.	89,144	5,325
*	PAETEC Holding Corp.	965,381	5,184
*	Premiere Global Services Inc.	580,021	4,797
*	Vonage Holdings Corp.	1,618,034	4,175
*	Neutral Tandem Inc.	383,316	4,144
*	Iridium Communications Inc.	559,863	3,981
*	Lumos Networks Corp.	227,891	3,334
*	Boingo Wireless Inc.	277,568	2,359

	Integrated Telecommunication Services (60.6%)
	Verizon Communications Inc.	2,460,252	92,825
	AT&T Inc.	3,156,803	91,484
	CenturyLink Inc.	489,961	18,383
	Windstream Corp.	867,735	10,205
	Frontier Communications Corp.	1,681,009	9,615
	Atlantic Tele-Network Inc.	127,416	5,275
*	General Communication Inc. Class A	501,960	5,115
	Consolidated Communications Holdings Inc.	231,473	4,275
*	Cincinnati Bell Inc.	1,395,908	4,104
*	Cbeyond Inc.	547,336	4,056
	IDT Corp. Class B	285,957	3,718
^	Alaska Communications Systems Group Inc.	670,411	3,587
			308,405
Wireless Telecommunication Services (25.5%)
	Wireless Telecommunication Services (25.5%)
*	American Tower Corp. Class A	313,850	18,517
*	Crown Castle International Corp.	413,813	17,513
*	Sprint Nextel Corp.	4,534,527	12,243
*	SBA Communications Corp. Class A	229,456	9,382
*	NII Holdings Inc.	336,576	7,745
*	MetroPCS Communications Inc.	707,153	5,926
	Telephone & Data Systems Inc.	202,927	5,477
*	Leap Wireless International Inc.	526,083	4,772
*	United States Cellular Corp.	104,685	4,577
	Telephone & Data Systems Inc. (Special Common Shares)	183,368	4,509
	Shenandoah Telecommunications Co.	371,503	4,101
*	NTELOS Holdings Corp.	187,651	3,961
	USA Mobility Inc.	269,867	3,784
*,^ Clearwire Corp. Class A		2,048,970	3,647
			106,154
Total Common Stocks (Cost $449,576)			414,559

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost
$1,286)	0.135%	1,286,072	1,286
Total Investments (99.8%) (Cost $450,862)			415,845
Other Assets and Liabilities-Net (0.2%)[2]			651
Net Assets (100%)			416,496

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $705,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $791,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $450,862,000. Net unrealized depreciation of investment securities for tax purposes was $35,017,000, consisting of unrealized gains of $16,006,000 on securities that had risen in value since their purchase and $51,023,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (49.5%)
Southern Co.	1,980,955	86,984
Exelon Corp.	1,530,689	67,825
Duke Energy Corp.	3,075,086	64,116
NextEra Energy Inc.	926,803	51,382
American Electric Power Co. Inc.	1,113,924	44,200
FirstEnergy Corp.	966,051	42,960
PPL Corp.	1,334,463	40,061
Progress Energy Inc.	680,549	37,008
Entergy Corp.	408,369	28,733
Edison International	714,960	28,105
Northeast Utilities	408,634	14,143
Pinnacle West Capital Corp.	252,023	11,948
Pepco Holdings Inc.	522,954	10,344
ITC Holdings Corp.	118,562	8,764
NV Energy Inc.	545,236	8,364
Westar Energy Inc.	267,589	7,391
Great Plains Energy Inc.	313,864	6,604
Hawaiian Electric Industries Inc.	221,248	5,732
Cleco Corp.	140,869	5,091
IDACORP Inc.	114,780	4,705
Portland General Electric Co.	173,941	4,357
UIL Holdings Corp.	116,658	4,064
PNM Resources Inc.	190,172	3,634
Unisource Energy Corp.	84,807	3,128
Allete Inc.	75,724	3,018
El Paso Electric Co.	86,763	2,995
MGE Energy Inc.	53,382	2,388
Empire District Electric Co.	96,994	2,042
Otter Tail Corp.	74,935	1,625
Central Vermont Public Service Corp.	29,313	1,031
Unitil Corp.	25,280	701
		603,443
Gas Utilities (7.7%)
ONEOK Inc.	227,126	18,888
National Fuel Gas Co.	162,475	9,415
Questar Corp.	409,764	7,908
UGI Corp.	258,215	7,736
AGL Resources Inc.	181,360	7,478
Atmos Energy Corp.	208,546	7,134
Nicor Inc.	105,201	5,904
Piedmont Natural Gas Co. Inc.	166,191	5,479
WGL Holdings Inc.	118,589	5,084
New Jersey Resources Corp.	95,838	4,534
Southwest Gas Corp.	100,591	4,067
South Jersey Industries Inc.	69,357	3,897
Northwest Natural Gas Co.	61,556	2,897
Laclede Group Inc.	49,212	1,975

Chesapeake Utilities Corp.	21,940	943
		93,339
Independent Power Producers & Energy Traders (5.3%)
* AES Corp.	1,536,148	18,557
Constellation Energy Group Inc.	441,815	17,743
* Calpine Corp.	742,666	11,170
* NRG Energy Inc.	557,274	10,967
* GenOn Energy Inc.	1,781,098	4,844
Ormat Technologies Inc.	42,128	799
* Dynegy Inc. Class A	226,364	668
* Genie Energy Ltd. Class B	38,691	280
		65,028
Multi-Utilities (35.5%)
Dominion Resources Inc.	1,314,744	67,867
Consolidated Edison Inc.	676,514	40,198
Public Service Enterprise Group Inc.	1,168,548	38,492
PG&E Corp.	929,089	36,086
Xcel Energy Inc.	1,119,228	29,424
Sempra Energy	525,706	27,962
DTE Energy Co.	391,187	20,596
Ameren Corp.	558,325	18,877
CenterPoint Energy Inc.	934,521	18,597
Wisconsin Energy Corp.	540,001	17,917
NiSource Inc.	648,279	14,852
SCANA Corp.	283,190	12,353
CMS Energy Corp.	584,923	12,237
OGE Energy Corp.	226,388	11,990
NSTAR	239,155	10,879
Alliant Energy Corp.	256,208	10,815
MDU Resources Group Inc.	435,841	9,357
Integrys Energy Group Inc.	180,815	9,310
TECO Energy Inc.	473,356	8,890
Vectren Corp.	188,721	5,492
Avista Corp.	133,772	3,344
NorthWestern Corp.	83,752	2,921
Black Hills Corp.	86,461	2,832
CH Energy Group Inc.	33,786	1,904
		433,192
Water Utilities (2.0%)
American Water Works Co. Inc.	405,266	12,592
Aqua America Inc.	319,635	7,000
California Water Service Group	91,509	1,686
American States Water Co.	43,108	1,521
SJW Corp.	31,901	788
Middlesex Water Co.	36,174	669
Connecticut Water Service Inc.	20,233	587
		24,843

Total Investments (100.0%) (Cost $1,172,323)		1,219,845
Other Assets and Liabilities-Net (0.0%)		334
Net Assets (100%)		1,220,179
* Non-income-producing security.

Utilities Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $1,172,323,000. Net unrealized appreciation of investment securities for tax purposes was $47,522,000, consisting of unrealized gains of $112,082,000 on securities that had risen in value since their purchase and $64,560,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

VANGUARD WORLD FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444,
Incorporated by Reference.